GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.1%
Aerospace & Defense – 2.7%
108,568 General Electric Co. $ 33,307,577
42,027 Howmet Aerospace, Inc. 8,744,978
4,599 Loar Holdings, Inc.* 315,400
42,367,955
Automobile Components – 0.1%
29,285 BorgWarner, Inc. 1,388,402
Automobiles – 3.4%
127,406 Tesla, Inc.* 54,836,816
Banks – 1.1%
321,469 Bank of America Corp. 17,102,151
Beverages – 0.9%
202,043 Coca-Cola Co. (The) 15,114,837
Biotechnology – 1.2%
26,595 AbbVie, Inc. 5,930,951
15,952 Alnylam Pharmaceuticals, Inc.* 5,392,733
151,818 Exelixis, Inc.* 6,279,193
23,160 Ultragenyx Pharmaceutical, Inc.* 557,461
53,530 Viking Therapeutics, Inc.* 1,554,511
19,714,849
Broadline Retail – 4.7%
311,182 Amazon.com, Inc.* 74,465,853
11,558 Ollie's Bargain Outlet Holdings,
Inc.* 1,274,963
75,740,816
Capital Markets – 0.5%
11,294 Ameriprise Financial, Inc. 5,954,084
3,730 CME Group, Inc. 1,078,194
2,976 MarketAxess Holdings, Inc. 503,628
7,535,906
Commercial Services & Supplies – 1.7%
43,907 Cintas Corp. 8,403,361
288,346 Rollins, Inc. 18,263,835
26,667,196
Communications Equipment – 0.0%
1,874 Motorola Solutions, Inc. 754,360
Construction & Engineering – 0.4%
4,054 Comfort Systems USA, Inc. 4,630,073
6,968 MasTec, Inc.* 1,675,665
6,305,738
Consumer Finance – 0.6%
10,278 OneMain Holdings, Inc. 673,620
128,801 Synchrony Financial 9,354,817
10,028,437
Consumer Staples Distribution & Retail – 1.0%
6,056 Costco Wholesale Corp. 5,694,154
126,528 Sysco Corp. 10,609,373
16,303,527
Diversified Consumer Services – 1.1%
132,984 Bright Horizons Family
Solutions, Inc.* 12,318,308
38,670 Duolingo, Inc.* 5,184,100
17,502,408
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – 0.3%
22,271 Vertiv Holdings Co., Class A $ 4,146,415
Electronic Equipment, Instruments & Components – 0.4%
44,732 Amphenol Corp., Class A 6,444,987
Entertainment – 0.2%
37,124 Netflix, Inc.* 3,099,483
Financial Services – 5.5%
74,502 Mastercard, Inc., Class A 40,140,933
253,377 Toast, Inc., Class A* 7,882,558
124,485 Visa, Inc., Class A 40,063,008
88,086,499
Ground Transportation – 0.1%
9,583 Uber Technologies, Inc.* 767,119
11,078 XPO, Inc.* 1,640,763
2,407,882
Health Care Equipment & Supplies – 0.3%
19,249 Insulet Corp.* 4,924,087
Health Care Providers & Services – 0.1%
11,693 DaVita, Inc.* 1,278,513
Health Care Technology – 0.5%
18,963 Doximity, Inc., Class A* 710,544
37,968 Veeva Systems, Inc., Class A* 7,742,434
8,452,978
Hotels, Restaurants & Leisure – 4.3%
33,603 Airbnb, Inc., Class A* 4,347,220
18,824 Aramark 724,536
129,992 Dutch Bros, Inc., Class A* 7,070,265
66,414 Expedia Group, Inc. 17,589,083
42,634 Las Vegas Sands Corp. 2,248,091
62,986 Royal Caribbean Cruises Ltd. 20,448,405
196,992 Viking Holdings Ltd.* 14,212,973
30,412 Wyndham Hotels & Resorts, Inc. 2,213,689
68,854,262
Insurance – 0.3%
12,968 Kinsale Capital Group, Inc. 5,133,772
Interactive Media & Services – 9.9%
9,166 Alphabet, Inc., Class A 3,098,108
264,205 Alphabet, Inc., Class C 89,441,319
80,905 Meta Platforms, Inc., Class A 57,968,432
53,512 Reddit, Inc., Class A* 9,646,608
160,154,467
IT Services – 0.2%
17,135 Cloudflare, Inc., Class A* 3,038,892
Life Sciences Tools & Services – 0.9%
23,328 Medpace Holdings, Inc.* 13,588,093
7,156 Tempus AI, Inc.* 428,072
14,016,165
Machinery – 0.8%
94,460 Mueller Industries, Inc. 12,859,784
Marine Transportation – 0.8%
107,060 Kirby Corp.* 12,596,680
Media – 0.0%
11,765 Fox Corp., Class A 856,257

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
Shares Description Value
Common Stocks – (continued)
Metals & Mining – 0.0%
3,807 Anglogold Ashanti PLC
(Australia) $ 353,556
Pharmaceuticals – 2.5%
38,520 Eli Lilly & Co. 39,951,018
Professional Services – 0.1%
45,666 ExlService Holdings, Inc.* 1,787,824
Residential REITs – 0.4%
39,461 Camden Property Trust REIT 4,303,222
42,854 Invitation Homes, Inc. REIT 1,145,487
5,448,709
Semiconductors & Semiconductor Equipment – 19.1%
29,071 Allegro MicroSystems, Inc.
(Japan)* 1,073,011
243,415 Broadcom, Inc. 80,643,389
45,583 Lattice Semiconductor Corp.* 3,670,343
1,123,389 NVIDIA Corp. 214,713,339
31,812 Texas Instruments, Inc. 6,857,077
306,957,159
Software – 18.7%
7,055 AppLovin Corp., Class A* 3,337,791
55,223 Bentley Systems, Inc., Class B 1,939,432
30,781 Cadence Design Systems, Inc.* 9,122,257
98,434 Dynatrace, Inc.* 3,749,351
11,514 Fair Isaac Corp.* 16,846,939
239,163 Fortinet, Inc.* 19,434,385
6,993 Intuit, Inc. 3,488,948
49,723 Manhattan Associates, Inc.* 7,508,670
366,391 Microsoft Corp. 157,654,383
133,257 Oracle Corp. 21,931,437
176,451 Palantir Technologies, Inc., Class
A* 25,865,952
101,398 Palo Alto Networks, Inc.* 17,944,404
60,627 Rubrik, Inc., Class A* 3,392,081
239,271 Samsara, Inc., Class A* 6,711,552
6,010 Synopsys, Inc.* 2,795,341
301,722,923
Shares Description Value
Common Stocks – (continued)
Specialized REITs – 0.2%
23,844 Lamar Advertising Co., Class
A REIT $ 3,059,424
Specialty Retail – 1.3%
7,620 Burlington Stores, Inc.* 2,254,453
5,352 Carvana Co.* 2,146,741
36,100 Chewy, Inc., Class A* 1,050,871
99,262 TJX Cos., Inc. (The) 14,870,440
20,322,505
Technology Hardware, Storage & Peripherals – 11.8%
734,288 Apple, Inc. 190,533,050
TOTAL COMMON STOCKS
(Cost $847,617,196)
1,577,850,689
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,637,454 3.590% 4,637,454
(Cost $4,637,454)
TOTAL INVESTMENTS – 98.4%
(Cost $852,254,650)
$ 1,582,488,143
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
26,216,640
NET ASSETS – 100.0%
$ 1,608,704,783
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 80 03/20/26 $ 27,863,000 $ 213,751

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.7%
Aerospace & Defense – 3.3%
4,025 General Dynamics Corp. $ 1,413,137
1,642 General Electric Co. 503,749
4,669 Northrop Grumman Corp. 3,232,162
61,508 RTX Corp. 12,358,803
44,354 Textron, Inc. 3,905,813
21,413,664
Automobile Components – 1.1%
117,495 BorgWarner, Inc. 5,570,438
79,470 Gentex Corp. 1,828,605
7,399,043
Automobiles – 0.1%
6,780 Thor Industries, Inc. 758,479
Banks – 7.3%
250,380 Bank of America Corp. 13,320,216
85,917 Citigroup, Inc. 9,941,456
25,040 Citizens Financial Group, Inc. 1,577,019
11,887 Cullen/Frost Bankers, Inc. 1,638,266
26,428 FNB Corp. 463,812
66,026 JPMorgan Chase & Co. 20,196,693
47,137,462
Beverages – 1.3%
109,382 Coca-Cola Co. (The) 8,182,867
Biotechnology – 1.3%
10,404 Regeneron Pharmaceuticals, Inc. 7,714,046
26,546 Viking Therapeutics, Inc.* 770,896
8,484,942
Broadline Retail – 3.1%
70,665 Amazon.com, Inc.* 16,910,135
28,709 Macy’s, Inc. 574,754
19,562 Ollie's Bargain Outlet Holdings,
Inc.* 2,157,884
19,642,773
Building Products – 0.9%
102,714 Carrier Global Corp. 6,119,700
Capital Markets – 6.7%
35,545 Bank of New York Mellon Corp.
(The) 4,262,556
2,850 Blackrock, Inc. 3,188,979
30,749 CME Group, Inc. 8,888,306
2,631 Coinbase Global, Inc., Class A* 512,361
15,113 Evercore, Inc., Class A 5,338,969
15,216 MarketAxess Holdings, Inc. 2,575,004
57,501 Morgan Stanley 10,511,183
44,642 Stifel Financial Corp. 5,504,359
24,775 Tradeweb Markets, Inc., Class A 2,553,559
43,335,276
Chemicals – 2.6%
161,771 Axalta Coating Systems Ltd.* 5,432,270
31,679 Corteva, Inc. 2,306,231
6,633 Element Solutions, Inc. 193,021
17,391 Linde PLC 7,947,165
1,635 NewMarket Corp. 1,096,742
16,975,429
Shares Description Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.6%
13,697 Clean Harbors, Inc.* $ 3,559,987
32,660 Republic Services, Inc. 7,024,840
10,584,827
Communications Equipment – 0.7%
61,638 Cisco Systems, Inc. 4,827,488
Construction & Engineering – 0.4%
13,178 Everus Construction Group,
Inc.* 1,166,121
6,780 MasTec, Inc.* 1,630,455
2,796,576
Construction Materials – 1.0%
20,627 Vulcan Materials Co. 6,199,239
Consumer Finance – 2.2%
2,384 American Express Co. 839,573
91,532 OneMain Holdings, Inc. 5,999,007
50,472 SoFi Technologies, Inc.* 1,151,267
86,582 Synchrony Financial 6,288,451
14,278,298
Consumer Staples Distribution & Retail – 1.0%
5,488 Casey's General Stores, Inc. 3,328,472
4,483 Sysco Corp. 375,900
20,713 Walmart, Inc. 2,467,747
6,172,119
Diversified Consumer Services – 1.3%
54,586 Bright Horizons Family
Solutions, Inc.* 5,056,301
8,518 Grand Canyon Education, Inc.* 1,480,769
7,635 Liberty Live Holdings, Inc.,
Class A* 614,159
17,053 Liberty Live Holdings, Inc.,
Class C* 1,408,237
8,559,466
Electric Utilities – 0.1%
2,586 Constellation Energy Corp. 725,838
Electrical Equipment – 1.2%
31,951 AMETEK, Inc. 7,156,385
1,744 Eaton Corp. PLC 612,876
7,769,261
Electronic Equipment, Instruments & Components – 0.2%
9,888 Corning, Inc. 1,020,936
Energy Equipment & Services – 0.5%
170,449 NOV, Inc. 3,127,739
Financial Services – 4.2%
48,551 Berkshire Hathaway, Inc., Class
B* 23,330,212
6,144 Mastercard, Inc., Class A 3,310,326
5,401 WEX, Inc.* 831,214
27,471,752
Food Products – 1.0%
98,298 Tyson Foods, Inc., Class A 6,421,808
Health Care Equipment & Supplies – 2.3%
88,200 Boston Scientific Corp.* 8,249,346

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
66,888 Medtronic PLC $ 6,886,789
15,136,135
Health Care Providers & Services – 3.6%
2,495 Chemed Corp. 1,065,714
63,198 CVS Health Corp. 4,709,515
31,486 Quest Diagnostics, Inc. 5,888,827
21,952 UnitedHealth Group, Inc. 6,298,687
27,867 Universal Health Services, Inc.,
Class B 5,608,513
23,571,256
Health Care REITs – 0.5%
32,945 Alexandria Real Estate Equities,
Inc. REIT 1,800,115
8,100 Welltower, Inc. REIT 1,525,716
3,325,831
Hotels, Restaurants & Leisure – 2.3%
113,687 Aramark 4,375,813
9,487 Expedia Group, Inc. 2,512,537
16,559 McDonald's Corp. 5,216,085
4,326 Royal Caribbean Cruises Ltd. 1,404,436
9,525 Yum! Brands, Inc. 1,481,137
14,990,008
Household Durables – 0.6%
5,694 D.R. Horton, Inc. 847,495
374 NVR, Inc.* 2,855,763
3,703,258
Household Products – 0.1%
4,873 Procter & Gamble Co. (The) 739,575
Independent Power and Renewable Electricity Producers – 0.6%
282,719 AES Corp. (The) 4,141,833
Insurance – 2.6%
5,143 Erie Indemnity Co., Class A 1,455,520
66,407 Loews Corp. 7,010,587
16,732 Marsh & McLennan Cos., Inc. 3,148,795
65,801 MetLife, Inc. 5,190,383
16,805,285
Interactive Media & Services – 3.8%
55,826 Alphabet, Inc., Class A 18,869,188
28,443 Match Group, Inc. 885,999
6,334 Meta Platforms, Inc., Class A 4,538,311
1,381 Reddit, Inc., Class A* 248,953
24,542,451
IT Services – 2.1%
5,353 Accenture PLC, Class A 1,411,265
37,614 International Business Machines
Corp. 11,536,214
1,992 MongoDB, Inc.* 739,689
13,687,168
Leisure Products – 0.5%
36,861 Brunswick Corp. 2,956,989
Life Sciences Tools & Services – 1.9%
19,607 Bio-Techne Corp. 1,256,613
14,954 IQVIA Holdings, Inc.* 3,441,663
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
2,644 Mettler-Toledo International,
Inc.* $ 3,630,846
22,639 Revvity, Inc. 2,463,123
4,998 West Pharmaceutical Services,
Inc. 1,155,138
11,947,383
Machinery – 2.6%
5,256 Illinois Tool Works, Inc. 1,373,183
6,146 ITT, Inc. 1,120,416
55,162 Mueller Industries, Inc. 7,509,755
3,976 Nordson Corp. 1,091,531
9,293 Oshkosh Corp. 1,336,519
18,988 Otis Worldwide Corp. 1,621,955
6,597 PACCAR, Inc. 810,837
5,598 Snap-on, Inc. 2,049,484
16,913,680
Marine Transportation – 1.0%
54,337 Kirby Corp.* 6,393,291
Media – 1.3%
80,311 Fox Corp., Class A 5,845,034
13,554 Fox Corp., Class B 888,736
3,432 New York Times Co. (The),
Class A 251,600
7,971 Nexstar Media Group, Inc. 1,692,881
8,678,251
Metals & Mining – 1.2%
17,426 Anglogold Ashanti PLC
(Australia) 1,618,353
32,857 Southern Copper Corp. (Mexico) 6,253,344
7,871,697
Multi-Utilities – 0.5%
37,574 Public Service Enterprise Group,
Inc. 3,094,595
Oil, Gas & Consumable Fuels – 4.3%
56,069 Antero Resources Corp.* 2,039,230
12,228 APA Corp. 322,942
74,081 Chevron Corp. 13,104,929
59,818 ConocoPhillips 6,234,830
35,036 Exxon Mobil Corp. 4,954,090
7,644 Marathon Petroleum Corp. 1,346,796
28,002,817
Passenger Airlines – 0.6%
57,589 Delta Air Lines, Inc. 3,794,539
Personal Care Products – 0.1%
5,903 elf Beauty, Inc.* 501,696
Pharmaceuticals – 3.3%
66,603 Bristol-Myers Squibb Co. 3,666,495
78,828 Johnson & Johnson 17,913,663
21,580,158
Professional Services – 2.2%
10,476 CACI International, Inc., Class
A* 6,501,196
11,419 Equifax, Inc. 2,299,787
16,372 Parsons Corp.* 1,147,022

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Professional Services – (continued)
45,796 SS&C Technologies Holdings,
Inc. $ 3,750,234
13,698,239
Residential REITs – 2.8%
24,689 American Homes 4 Rent, Class
A REIT 773,259
25,297 AvalonBay Communities, Inc.
REIT 4,494,518
58,725 Camden Property Trust REIT 6,403,961
235,218 Invitation Homes, Inc. REIT 6,287,377
17,959,115
Semiconductors & Semiconductor Equipment – 3.4%
55,729 Allegro MicroSystems, Inc.
(Japan)* 2,056,957
1,929 Broadcom, Inc. 639,078
1,221 First Solar, Inc.* 275,360
46,488 Microchip Technology, Inc. 3,529,369
17,967 Micron Technology, Inc. 7,454,149
1,991 MKS, Inc. 468,701
4,083 NVIDIA Corp. 780,384
30,815 Texas Instruments, Inc. 6,642,173
2,729 Universal Display Corp. 313,344
22,159,515
Software – 3.3%
90,502 Dolby Laboratories, Inc., Class A 5,809,323
288 Fair Isaac Corp.* 421,393
34,815 Gen Digital, Inc. 835,212
13,340 Microsoft Corp. 5,740,069
11,921 Oracle Corp. 1,961,958
10,568 Palantir Technologies, Inc., Class
A* 1,549,163
12,659 Roper Technologies, Inc. 4,699,400
3,918 Strategy, Inc.* 586,564
21,603,082
Specialized REITs – 1.0%
8,005 Digital Realty Trust, Inc. REIT 1,328,430
3,149 Equinix, Inc. REIT 2,585,109
11,202 National Storage Affiliates Trust
REIT 356,336
959 Public Storage REIT 264,866
53,566 VICI Properties, Inc. REIT 1,504,133
6,038,874
Specialty Retail – 0.7%
1,196 AutoNation, Inc.* 245,156
29,681 TJX Cos., Inc. (The) 4,446,511
4,691,667
Technology Hardware, Storage & Peripherals – 1.8%
16,056 Apple, Inc. 4,166,211
6,696 Sandisk Corp.* 3,858,570
15,500 Western Digital Corp. 3,878,565
11,903,346
Shares Description Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
2,944 Birkenstock Holding PLC
(Germany)* $ 111,165
22,290 Crocs, Inc.* 1,870,577
2,093 Ralph Lauren Corp. 739,687
2,721,429
Tobacco – 1.0%
34,222 Philip Morris International, Inc. 6,140,796
Trading Companies & Distributors – 0.8%
2,376 Ferguson Enterprises, Inc. 599,845
11,182 Watsco, Inc. 4,321,284
4,921,129
Wireless Telecommunication Services – 1.4%
44,409 T-Mobile US, Inc. 8,757,899
TOTAL COMMON STOCKS
(Cost $553,607,045)
632,377,969
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,823,612 3.590% 3,823,609
(Cost $3,823,609)
TOTAL INVESTMENTS – 98.3%
(Cost $557,430,654)
$ 636,201,578
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
10,970,917
NET ASSETS – 100.0%
$ 647,172,495
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 36 03/20/26 $ 12,538,350 $ 28,890

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.9%
Aerospace & Defense – 2.0%
3,502 AeroVironment, Inc.* $ 974,922
68,041 Archer Aviation, Inc., Class A* 489,215
3,074 Astronics Corp.* 232,856
3,592 Byrna Technologies, Inc.* 49,246
20,714 Intuitive Machines, Inc.* 393,359
5,143 Kratos Defense & Security
Solutions, Inc.* 529,780
30,288 Mercury Systems, Inc.* 2,843,438
17,964 Moog, Inc., Class A 5,485,307
77,952 Redwire Corp.*
(a)
915,936
11,914,059
Automobile Components – 2.3%
130,121 Adient PLC* 2,706,517
150,740 American Axle & Manufacturing
Holdings, Inc.* 1,201,398
36,162 Cooper-Standard Holdings, Inc.* 1,134,402
51,920 Dana, Inc. 1,500,488
5,290 Fox Factory Holding Corp.* 97,336
3,021 Gentherm, Inc.* 96,551
21,376 LCI Industries 3,135,645
2,440 Patrick Industries, Inc. 307,855
274,647 Solid Power, Inc.* 1,230,419
22,019 Visteon Corp. 2,000,646
13,411,257
Banks – 8.8%
33,109 Ameris Bancorp 2,669,248
82,094 Associated Banc-Corp. 2,237,882
10,235 BancFirst Corp. 1,125,338
18,921 Bank of Hawaii Corp. 1,414,912
240,037 Capitol Federal Financial, Inc. 1,747,469
3,663 Cathay General Bancorp 187,472
692 City Holding Co. 85,178
25,318 Community Trust Bancorp, Inc. 1,562,121
20,237 Dime Community Bancshares,
Inc. 688,463
1,780 FB Financial Corp. 102,403
6,945 First Bancorp, Inc. (The) 189,946
74,254 First Financial Bankshares, Inc. 2,362,762
9,021 First Merchants Corp. 358,675
17,290 Flushing Financial Corp. 273,009
42,896 German American Bancorp, Inc. 1,804,635
29,577 Glacier Bancorp, Inc. 1,498,962
30,583 Hancock Whitney Corp. 2,104,110
37,818 Hanmi Financial Corp. 1,004,824
2,794 Home Bancorp, Inc. 166,774
32,258 Hope Bancorp, Inc. 386,451
31,857 Independent Bank Corp. 1,119,774
36,925 International Bancshares Corp. 2,571,457
11,925 Kearny Financial Corp. 92,896
10,135 National Bank Holdings Corp.,
Class A 407,224
14,323 Northrim BanCorp, Inc. 337,450
39,364 Origin Bancorp, Inc. 1,685,960
1,684 Park National Corp. 274,391
10,923 PCB Bancorp 245,112
37,037 Provident Financial Services, Inc. 819,999
600 Red River Bancshares, Inc. 49,836
61,669 Renasant Corp. 2,325,538
31,954 ServisFirst Bancshares, Inc. 2,615,435
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
1,774 SmartFinancial, Inc. $ 70,818
1,605 Southern First Bancshares, Inc.* 88,179
32,639 Southside Bancshares, Inc. 1,050,649
25,418 Texas Capital Bancshares, Inc.* 2,571,539
4,325 Timberland Bancorp, Inc. 168,416
22,685 TriCo Bancshares 1,130,167
40,798 TrustCo Bank Corp. 1,770,633
45,425 Trustmark Corp. 1,931,471
63,136 United Bankshares, Inc. 2,672,547
74,978 United Community Banks, Inc. 2,581,493
6,255 Univest Financial Corp. 207,291
13,241 Washington Trust Bancorp, Inc. 455,093
62,621 WesBanco, Inc. 2,209,895
9,270 Westamerica BanCorp 468,877
51,892,774
Biotechnology – 7.8%
30,951 ACADIA Pharmaceuticals, Inc.* 777,799
254,090 Allogene Therapeutics, Inc.* 467,526
244,580 Annexon, Inc.* 1,526,179
6,973 Apogee Therapeutics, Inc.* 456,801
44,978 Arcturus Therapeutics Holdings,
Inc.* 335,986
21,114 Arcutis Biotherapeutics, Inc.* 535,662
22,708 Ardelyx, Inc.* 174,624
23,888 ArriVent Biopharma, Inc.* 537,241
53,422 Aurinia Pharmaceuticals, Inc.
(Canada)* 776,222
4,603 Beam Therapeutics, Inc.* 127,135
26,497 Biohaven Ltd.* 313,459
10,264 Bridgebio Pharma, Inc.* 793,099
3,139 Bright Minds Biosciences, Inc.
(Canada)* 244,057
13,170 CareDx, Inc.* 270,643
3,599 Celcuity, Inc.* 393,803
26,071 Celldex Therapeutics, Inc.* 641,347
14,478 CG oncology, Inc.* 753,580
34,002 Cogent Biosciences, Inc.* 1,221,012
26,678 Corvus Pharmaceuticals, Inc.* 552,235
11,358 CRISPR Therapeutics AG
(Switzerland)* 567,446
22,942 Cullinan Therapeutics, Inc.* 274,386
165,224 Denali Therapeutics, Inc.* 3,591,970
50,627 Design Therapeutics, Inc.* 516,902
95,648 Dyne Therapeutics, Inc.* 1,711,143
36,014 Enanta Pharmaceuticals, Inc.* 464,581
201,753 Erasca, Inc.* 2,120,424
62,308 Heron Therapeutics, Inc.* 82,246
49,383 Ideaya Biosciences, Inc.* 1,589,639
18,603 ImmunityBio, Inc.*
(a)
116,269
7,035 Janux Therapeutics, Inc.* 96,450
1,805 Keros Therapeutics, Inc.* 32,327
26,041 Kodiak Sciences, Inc.* 592,954
477 Kymera Therapeutics, Inc.* 34,673
92,934 Larimar Therapeutics, Inc.* 328,986
59,202 Lexeo Therapeutics, Inc.* 438,687
4,002 Madrigal Pharmaceuticals, Inc.* 1,958,219
29,185 Mineralys Therapeutics, Inc.* 901,525
14,487 Mirum Pharmaceuticals, Inc.* 1,495,348
18,781 Monte Rosa Therapeutics, Inc.* 385,386

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
133,849 Myriad Genetics, Inc.* $ 752,231
58,207 Nurix Therapeutics, Inc.* 961,580
7,259 Nuvalent, Inc., Class A* 746,878
8,492 Olema Pharmaceuticals, Inc.* 218,414
14,330 ORIC Pharmaceuticals, Inc.* 147,026
4,516 Praxis Precision Medicines, Inc.* 1,418,024
165,342 Prime Medicine, Inc.* 629,953
10,860 Protagonist Therapeutics, Inc.* 888,348
12,764 Prothena Corp. PLC (Ireland)* 112,451
11,138 PTC Therapeutics, Inc.* 841,253
63,845 Puma Biotechnology, Inc.* 413,716
111,318 Relay Therapeutics, Inc.* 852,696
40,048 Rigel Pharmaceuticals, Inc.* 1,396,073
130,112 Sana Biotechnology, Inc.* 576,396
3,706 Sionna Therapeutics, Inc.* 156,615
8,607 Solid Biosciences, Inc.* 55,601
7,906 Spyre Therapeutics, Inc.* 252,834
47,948 Syndax Pharmaceuticals, Inc.* 973,824
10,651 Tectonic Therapeutic, Inc.* 212,913
45,768 TG Therapeutics, Inc.* 1,346,952
2,899 Vaxcyte, Inc.* 155,299
44,012 Vera Therapeutics, Inc.* 1,903,959
39,597 Veracyte, Inc.* 1,507,854
50,477 Viridian Therapeutics, Inc.* 1,665,741
46,384,602
Broadline Retail – 0.1%
35,263 Kohl's Corp. 616,045
Building Products – 0.1%
5,244 Griffon Corp. 427,124
5,034 Tecnoglass, Inc. 246,213
673,337
Capital Markets – 1.9%
3,029 Acadian Asset Management, Inc. 167,867
24,812 Cohen & Steers, Inc. 1,594,419
216,649 GCM Grosvenor, Inc., Class A 2,452,467
7,978 Moelis & Co., Class A 571,783
13,231 Patria Investments Ltd., Class A
(Cayman Islands) 193,305
6,107 Piper Sandler Cos. 2,115,159
49,222 Victory Capital Holdings, Inc.,
Class A 3,471,628
953 Virtus Investment Partners, Inc. 155,577
114,417 Webull Corp. (Cayman Islands)* 804,352
11,526,557
Chemicals – 1.2%
30,718 Aspen Aerogels, Inc.* 103,520
40,119 Innospec, Inc. 3,278,525
2,274 Intrepid Potash, Inc.* 74,678
35,851 Minerals Technologies, Inc. 2,357,562
20,901 Stepan Co. 1,204,106
7,018,391
Commercial Services & Supplies – 1.4%
107,237 BrightView Holdings, Inc.* 1,432,686
36,742 Ennis, Inc. 716,102
121,081 Healthcare Services Group, Inc.* 2,278,744
15,199 HNI Corp. 726,360
20,047 Interface, Inc. 630,879
Shares Description Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
103,449 Montrose Environmental Group,
Inc.* $ 2,304,844
8,089,615
Communications Equipment – 0.7%
20,701 Applied Optoelectronics, Inc.* 902,771
30,062 Viavi Solutions, Inc.* 735,316
143,103 Vistance Networks, Inc.* 2,575,854
4,213,941
Construction & Engineering – 3.7%
5,298 Ameresco, Inc., Class A* 166,039
14,854 Arcosa, Inc. 1,700,337
5,262 Argan, Inc. 1,826,493
32,457 Construction Partners, Inc., Class
A* 3,566,375
6,696 Dycom Industries, Inc.* 2,439,955
36,530 Fluor Corp.* 1,687,321
23,239 Great Lakes Dredge & Dock
Corp.* 348,120
2,227 Limbach Holdings, Inc.* 191,478
22,795 Matrix Service Co.* 326,424
8,612 MYR Group, Inc.* 2,153,345
29,716 Primoris Services Corp. 4,405,397
38,692 Tutor Perini Corp. 3,052,412
21,863,696
Construction Materials – 0.5%
23,041 United States Lime & Minerals,
Inc. 2,777,132
Consumer Finance – 2.0%
5,826 Dave, Inc.* 953,658
54,360 Encore Capital Group, Inc.* 3,000,672
8,044 Enova International, Inc.* 1,328,627
8,240 FirstCash Holdings, Inc. 1,404,920
13,923 Navient Corp. 136,585
107,062 Oportun Financial Corp.* 580,276
52,580 OppFi, Inc. 500,562
90,958 PROG Holdings, Inc. 2,950,677
18,743 Regional Management Corp. 694,428
1,975 Upstart Holdings, Inc.* 77,519
11,627,924
Containers & Packaging – 0.2%
95,313 O-I Glass, Inc.* 1,456,383
Diversified Consumer Services – 2.3%
23,576 American Public Education,
Inc.* 985,005
221,766 European Wax Center, Inc., Class
A* 871,540
31,353 Frontdoor, Inc.* 1,853,276
268 Graham Holdings Co., Class B 312,657
112,059 Laureate Education, Inc.* 3,843,624
32,900 McGraw Hill, Inc.* 485,275
147,581 Mister Car Wash, Inc.* 819,075
107,213 Perdoceo Education Corp. 3,434,032
39,105 Universal Technical Institute,
Inc.* 1,088,292
13,692,776

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Diversified REITs – 0.1%
10,445 Essential Properties Realty Trust,
Inc. REIT $ 317,110
Diversified Telecommunication Services – 0.4%
60,354 Bandwidth, Inc., Class A* 843,145
98,819 Liberty Latin America Ltd., Class
A (Puerto Rico)* 762,883
90,007 Liberty Latin America Ltd., Class
C (Puerto Rico)* 700,254
2,306,282
Electric Utilities – 0.4%
3,112 Oklo, Inc.* 247,777
22,118 Otter Tail Corp. 1,972,041
2,219,818
Electrical Equipment – 2.7%
36,123 American Superconductor
Corp.* 1,080,800
47,022 Amprius Technologies, Inc.* 584,954
9,300 Array Technologies, Inc.* 105,322
40,055 Bloom Energy Corp., Class A* 6,063,125
40,882 Eos Energy Enterprises, Inc.* 598,512
12,806 Nextpower, Inc., Class A* 1,499,455
62,052 NuScale Power Corp.* 1,084,669
91,627 Plug Power, Inc.* 193,791
3,951 Powell Industries, Inc. 1,752,624
5,105 Preformed Line Products Co. 1,281,049
21,713 Shoals Technologies Group, Inc.,
Class A* 204,971
38,555 Thermon Group Holdings, Inc.* 1,744,614
16,193,886
Electronic Equipment, Instruments & Components – 4.0%
13,120 908 Devices, Inc.* 82,787
10,973 Advanced Energy Industries, Inc. 2,802,065
10,215 Fabrinet (Thailand)* 4,999,630
140,794 Knowles Corp.* 3,412,847
1,773 Novanta, Inc.* 238,539
957 OSI Systems, Inc.* 239,384
6,736 Richardson Electronics Ltd. 81,438
23,765 Sanmina Corp.* 3,367,025
51,519 TTM Technologies, Inc.* 5,059,166
166,683 Vishay Intertechnology, Inc. 3,358,663
23,641,544
Energy Equipment & Services – 2.2%
203,866 Borr Drilling Ltd. (Mexico)* 954,093
71,340 Core Laboratories, Inc. 1,393,984
86,394 Expro Group Holdings NV* 1,383,168
88,883 Helix Energy Solutions Group,
Inc.* 705,731
23,728 Liberty Energy, Inc. 584,895
22,942 Noble Corp. PLC 817,194
91,837 Oceaneering International, Inc.* 2,764,294
17,161 Oil States International, Inc.* 145,354
217,025 Patterson-UTI Energy, Inc. 1,634,198
17,020 ProPetro Holding Corp.* 195,560
4,249 Ranger Energy Services, Inc.,
Class A 65,519
49,135 Seadrill Ltd. (Norway)* 1,890,715
Shares Description Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
107,717 Transocean Ltd.* $ 535,353
13,070,058
Entertainment – 0.9%
111,957 AMC Entertainment Holdings,
Inc., Class A*
(a)
155,620
81,509 Cinemark Holdings, Inc. 1,930,133
37,533 CuriosityStream, Inc. 139,623
25,374 IMAX Corp.* 885,806
27,007 Madison Square Garden
Entertainment Corp.* 1,670,923
12,771 Marcus Corp. (The) 192,715
62,666 Playtika Holding Corp. 226,851
4,588 Starz Entertainment Corp.* 45,834
5,247,505
Financial Services – 1.4%
4,852 Alerus Financial Corp. 119,456
70,710 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,427,314
103,859 Burford Capital Ltd. 1,006,394
15,869 Marqeta, Inc., Class A* 65,539
52,041 NCR Atleos Corp.* 1,941,129
143,156 Pagseguro Digital Ltd., Class A
(Brazil) 1,610,505
25,525 Paysign, Inc.* 106,439
14,379 Remitly Global, Inc.* 190,090
2,214 Velocity Financial, Inc.* 44,922
8,511,788
Food Products – 0.3%
122,427 BRC, Inc., Class A*
(a)
101,260
16,851 Cal-Maine Foods, Inc. 1,407,564
84,154 SunOpta, Inc. (Canada)* 385,425
1,894,249
Gas Utilities – 0.5%
34,342 ONE Gas, Inc. 2,732,250
Ground Transportation – 0.2%
13,667 FTAI Infrastructure, Inc. 79,542
66,082 RXO, Inc.* 963,476
1,043,018
Health Care Equipment & Supplies – 3.9%
43,337 Accuray, Inc.* 34,986
60,061 Alphatec Holdings, Inc.* 890,705
20,346 Artivion, Inc.* 829,506
76,438 AtriCure, Inc.* 2,822,855
211,071 Cerus Corp.* 491,795
7,292 CVRx, Inc.* 49,950
53,844 Delcath Systems, Inc.* 533,594
48,800 Embecta Corp. 517,768
34,714 Glaukos Corp.* 4,144,157
34,590 Haemonetics Corp.* 2,305,769
74,600 Inogen, Inc.* 440,140
20,772 iRadimed Corp. 2,033,163
10,169 iRhythm Holdings, Inc.* 1,571,212
12,916 LeMaitre Vascular, Inc. 1,097,473
11,959 Novocure Ltd.* 148,292
7,613 PROCEPT BioRobotics Corp.* 220,473

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
47,451 RxSight, Inc.* $ 412,349
43,919 SI-BONE, Inc.* 728,177
26,651 TransMedics Group, Inc.* 3,570,568
22,842,932
Health Care Providers & Services – 3.2%
3,184 Addus HomeCare Corp.* 329,480
232,036 agilon health, Inc.* 193,100
27,796 Aveanna Healthcare Holdings,
Inc.* 233,486
17,859 Castle Biosciences, Inc.* 703,466
66,451 Community Health Systems,
Inc.* 213,308
3,468 CorVel Corp.* 241,477
91,743 Enhabit, Inc.* 975,228
13,442 Fulgent Genetics, Inc.* 352,180
8,118 GeneDx Holdings Corp.* 781,439
38,133 Guardant Health, Inc.* 4,348,687
24,887 HealthEquity, Inc.* 2,132,069
35,802 Hims & Hers Health, Inc.* 969,876
9,536 Joint Corp. (The)* 93,262
135,265 LifeStance Health Group, Inc.* 956,324
38,902 Nano-X Imaging Ltd. (Israel)*
(a)
106,203
8,579 NeoGenomics, Inc.* 103,463
555 Nutex Health, Inc.* 82,579
729,579 OPKO Health, Inc.* 919,270
47,005 Pennant Group, Inc. (The)* 1,298,278
57,555 Privia Health Group, Inc.* 1,336,427
29,114 Talkspace, Inc.* 117,621
15,842 US Physical Therapy, Inc. 1,328,669
205,333 Viemed Healthcare, Inc.* 1,574,904
19,390,796
Health Care REITs – 1.1%
74,551 American Healthcare REIT, Inc.
REIT 3,497,187
18,753 Global Medical REIT, Inc. REIT 647,729
126,241 Sabra Health Care REIT, Inc.
REIT 2,364,494
6,509,410
Health Care Technology – 0.1%
30,810 Phreesia, Inc.* 413,778
4,368 Schrodinger, Inc.* 61,021
474,799
Hotel & Resort REITs – 1.1%
258,624 Apple Hospitality REIT, Inc.
REIT 3,010,383
182,012 Chatham Lodging Trust REIT 1,294,105
148,932 Xenia Hotels & Resorts, Inc.
REIT 2,196,747
6,501,235
Hotels, Restaurants & Leisure – 1.2%
503 Biglari Holdings, Inc., Class B* 188,640
162,830 Bloomin' Brands, Inc. 976,980
144,426 Brightstar Lottery PLC 2,091,288
11,114 Cheesecake Factory, Inc. (The) 644,167
37,909 First Watch Restaurant Group,
Inc.* 606,165
26,886 Global Business Travel Group I* 184,169
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,452 Kura Sushi USA, Inc., Class A* $ 364,248
2,047 Monarch Casino & Resort, Inc. 187,362
11,937 Portillo's, Inc., Class A* 67,444
3,961 Shake Shack, Inc., Class A* 350,826
127,465 Super Group SGHC Ltd.
(Guernsey) 1,207,094
6,868,383
Household Durables – 1.4%
4,787 Cavco Industries, Inc.* 2,355,300
34,251 Century Communities, Inc. 2,157,128
9,489 Champion Homes, Inc.* 743,748
51,037 Dream Finders Homes, Inc.,
Class A* 938,571
29,320 La-Z-Boy, Inc. 1,067,541
15,501 LGI Homes, Inc.* 776,755
299 M/I Homes, Inc.* 39,976
8,079,019
Household Products – 0.4%
118,447 Energizer Holdings, Inc. 2,585,698
Independent Power and Renewable Electricity Producers – 0.6%
27,506 Ormat Technologies, Inc. 3,436,600
Insurance – 2.5%
82,802 AMERISAFE, Inc. 3,114,183
519 HCI Group, Inc. 82,350
19,277 Heritage Insurance Holdings,
Inc.* 502,551
3,721 Investors Title Co. 965,302
4,783 Lemonade, Inc.* 414,830
56,369 Octave Specialty Group, Inc.* 319,612
71,298 Oscar Health, Inc., Class A* 1,023,126
41,974 Safety Insurance Group, Inc. 3,303,354
4,707 Selective Insurance Group, Inc. 395,765
39,156 Stewart Information Services
Corp. 2,640,289
25,468 Tiptree, Inc. 455,368
49,265 Universal Insurance Holdings,
Inc. 1,500,119
14,716,849
Interactive Media & Services – 0.3%
8,898 EverQuote, Inc., Class A* 201,985
26,670 Grindr, Inc. (Singapore)* 301,904
103,091 QuinStreet, Inc.* 1,370,079
1,873,968
IT Services – 0.6%
35,283 Applied Digital Corp.* 1,195,388
31,710 BigBear.ai Holdings, Inc.*
(a)
159,818
15,227 DigitalOcean Holdings, Inc.* 841,292
92,434 Fastly, Inc., Class A* 855,015
3,051,513
Leisure Products – 0.6%
101,513 Callaway Golf Co.* 1,456,712
3,497 JAKKS Pacific, Inc. 63,890
72,181 MasterCraft Boat Holdings, Inc.* 1,554,057
32,231 Smith & Wesson Brands, Inc. 351,962
3,426,621

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.7%
150,859 Adaptive Biotechnologies Corp.* $ 2,790,891
185,902 Cytek Biosciences, Inc.* 929,510
84,975 Maravai LifeSciences Holdings,
Inc., Class A* 285,516
29,928 Niagen Bioscience, Inc.* 179,269
4,185,186
Machinery – 2.0%
38,751 Aebi Schmidt Holding AG
(Switzerland) 567,315
35,297 Atmus Filtration Technologies,
Inc. 2,046,167
6,937 Chart Industries, Inc.* 1,438,317
7,694 ESCO Technologies, Inc. 1,755,540
13,619 Federal Signal Corp. 1,472,078
7,172 Hillman Solutions Corp.* 67,202
3,073 Kadant, Inc. 986,556
4,372 Kennametal, Inc. 150,353
52,027 Manitowoc Co., Inc. (The)* 672,189
188,797 Microvast Holdings, Inc.* 494,648
35,951 Miller Industries, Inc. 1,472,912
8,250 Omega Flex, Inc. 272,167
34,771 Palladyne AI Corp.*
(a)
226,707
11,552 Proto Labs, Inc.* 608,213
12,230,364
Marine Transportation – 0.7%
103,028 Costamare, Inc. (Monaco) 1,728,810
81,815 Pangaea Logistics Solutions Ltd. 693,791
322,135 Safe Bulkers, Inc. (Monaco) 1,839,391
4,261,992
Media – 0.5%
33,138 AMC Networks, Inc., Class A* 255,494
13,418 Cable One, Inc. 1,086,724
6,684 EchoStar Corp., Class A* 756,763
66,672 Entravision Communications
Corp., Class A 200,683
43,250 EW Scripps Co. (The), Class A* 144,887
136,752 Gray Media, Inc. 616,752
1,627 John Wiley & Sons, Inc., Class A 50,811
3,112,114
Metals & Mining – 2.5%
807 Century Aluminum Co.* 36,581
230,313 Coeur Mining, Inc.* 4,707,598
253,302 Hecla Mining Co. 5,704,361
112,669 Ivanhoe Electric, Inc.* 1,925,513
3,873 Materion Corp. 535,558
43,203 Novagold Resources, Inc.
(Canada)* 377,162
39,125 SSR Mining, Inc. (Canada)* 893,224
42,522 U.S. Gold Corp.* 737,332
14,917,329
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
66,804 BrightSpire Capital, Inc. REIT 399,488
72,915 Invesco Mortgage Capital, Inc.
REIT 626,340
72,291 Ladder Capital Corp. REIT 793,032
5,635 MFA Financial, Inc. REIT 54,322
Shares Description Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
10,030 Nexpoint Real Estate Finance,
Inc. REIT $ 148,143
57,525 Orchid Island Capital, Inc. REIT 448,695
97,645 TPG RE Finance Trust, Inc.
REIT 881,734
3,351,754
Office REITs – 0.5%
231,671 Brandywine Realty Trust REIT 655,629
233,532 Douglas Emmett, Inc. REIT 2,466,098
3,121,727
Oil, Gas & Consumable Fuels – 2.9%
759 Centrus Energy Corp., Class A* 211,214
101,170 Clean Energy Fuels Corp.* 222,574
4,504 Comstock Resources, Inc. 109,672
20,342 Core Natural Resources, Inc. 1,940,220
11,479 Crescent Energy Co., Class A 112,150
40,854 DHT Holdings, Inc. 585,438
50,557 Diversified Energy Co. 676,958
62,695 Encore Energy Corp. (Canada)*
(a)
199,370
30,381 Energy Fuels, Inc.* 681,750
64,296 Golar LNG Ltd. (Cameroon) 2,609,775
73,771 Magnolia Oil & Gas Corp.,
Class A 1,881,898
235,619 Nordic American Tankers Ltd. 980,175
57,530 Par Pacific Holdings, Inc.* 2,171,182
6,897 PBF Energy, Inc., Class A 230,774
11,582 Peabody Energy Corp. 408,381
5,262 REX American Resources Corp.* 177,908
3,606 Scorpio Tankers, Inc. (Monaco) 229,414
158,443 SFL Corp. Ltd. (Norway) 1,403,805
119,745 Uranium Energy Corp.* 2,064,404
16,897,062
Passenger Airlines – 1.4%
13,755 Allegiant Travel Co.* 1,219,106
582,211 JetBlue Airways Corp.* 2,835,367
33,448 SkyWest, Inc.* 3,228,401
49,622 Sun Country Airlines Holdings,
Inc.* 870,370
8,153,244
Personal Care Products – 0.4%
120,324 Herbalife Ltd.* 2,074,386
Pharmaceuticals – 1.9%
19,017 Aclaris Therapeutics, Inc.* 66,750
198,321 Amneal Pharmaceuticals, Inc.* 2,713,031
37,483 Arvinas, Inc.* 501,523
3,496 Axsome Therapeutics, Inc.* 644,138
15,836 Edgewise Therapeutics, Inc.* 445,783
22,447 Harmony Biosciences Holdings,
Inc.* 819,764
10,213 Innoviva, Inc.* 204,260
2,048 Ligand Pharmaceuticals, Inc.* 393,421
12,329 Rapport Therapeutics, Inc.* 328,075
46,419 Septerna, Inc.* 1,083,419
52,183 SIGA Technologies, Inc. 349,626
11,443 Supernus Pharmaceuticals, Inc.* 551,095
13,407 Tarsus Pharmaceuticals, Inc.* 865,288

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
59,432 Terns Pharmaceuticals, Inc.* $ 2,056,347
11,022,520
Professional Services – 1.5%
989,946 Alight, Inc., Class A 1,514,617
117,518 Conduent, Inc.* 163,350
20,664 Exponent, Inc. 1,485,122
1,707 ICF International, Inc. 159,178
187,770 Legalzoom.com, Inc.* 1,669,275
49,321 Planet Labs PBC* 1,231,545
140,239 Verra Mobility Corp.* 2,706,613
8,929,700
Real Estate Management & Development – 0.2%
40,668 Douglas Elliman, Inc.* 109,804
5,559 Forestar Group, Inc.* 144,645
6,886 FRP Holdings, Inc.* 164,644
78,101 Kennedy-Wilson Holdings, Inc. 769,295
1,188,388
Residential REITs – 1.0%
103,815 NexPoint Residential Trust, Inc.
REIT 3,137,289
167,023 UMH Properties, Inc. REIT 2,610,570
42,254 Veris Residential, Inc. REIT 641,838
6,389,697
Retail REITs – 1.2%
10,888 CBL & Associates Properties,
Inc. REIT 389,790
3,370 Kite Realty Group Trust REIT 79,161
17,484 Macerich Co. (The) REIT 330,972
63,854 Phillips Edison & Co., Inc. REIT 2,313,431
12,373 Tanger, Inc. REIT 404,845
158,225 Urban Edge Properties REIT 3,074,312
2,941 Whitestone REIT 41,880
6,634,391
Semiconductors & Semiconductor Equipment – 3.5%
13,594 ACM Research, Inc., Class A* 790,083
6,443 Axcelis Technologies, Inc.* 567,435
30,835 Credo Technology Group
Holding Ltd.* 3,863,009
60,442 Diodes, Inc.* 3,577,562
6,741 FormFactor, Inc.* 475,173
108,078 MaxLinear, Inc.* 1,875,153
5,802 Rambus, Inc.* 660,442
38,012 Rigetti Computing, Inc.* 690,678
28,260 Semtech Corp.* 2,253,735
25,466 Silicon Laboratories, Inc.* 3,627,632
6,351 SiTime Corp.* 2,306,111
20,687,013
Software – 5.0%
7,597 A10 Networks, Inc. 132,492
23,770 Adeia, Inc. 429,999
22,578 Agilysys, Inc.* 1,958,641
13,342 Appian Corp., Class A* 372,242
83,828 Arteris, Inc.* 1,258,258
21,123 BlackLine, Inc.* 981,586
88,260 C3.ai, Inc., Class A* 971,743
84,609 Cerence, Inc.* 958,620
Shares Description Value
Common Stocks – (continued)
Software – (continued)
9,841 Cipher Mining, Inc.* $ 157,062
77,824 Cleanspark, Inc.* 921,436
59,293 Clear Secure, Inc., Class A 1,934,138
10,033 Commvault Systems, Inc.* 859,828
26,173 Consensus Cloud Solutions, Inc.* 559,055
45,854 Core Scientific, Inc.* 824,913
40,337 Digital Turbine, Inc.* 210,559
29,732 Domo, Inc., Class B* 174,527
71,605 D-Wave Quantum, Inc.
(Canada)* 1,519,458
14,005 Hut 8 Corp. (Canada)* 781,899
19,496 Intapp, Inc.* 661,889
10,759 InterDigital, Inc. 3,512,168
41,966 MARA Holdings, Inc.* 398,677
30,879 Mitek Systems, Inc.* 309,408
31,188 OneSpan, Inc. 367,395
34,086 Pagaya Technologies Ltd., Class
A* 660,928
11,241 Progress Software Corp.* 459,982
15,912 Q2 Holdings, Inc.* 974,610
7,049 Red Violet, Inc.* 320,589
20,102 Rezolve AI PLC* 51,863
56,760 Riot Platforms, Inc.* 878,077
54,104 SoundHound AI, Inc., Class A*
(a)
457,720
81,215 Terawulf, Inc.* 1,085,845
45,230 Varonis Systems, Inc.* 1,349,663
31,610 Vertex, Inc., Class A* 586,365
151,166 Zeta Global Holdings Corp.,
Class A* 2,808,664
29,890,299
Specialized REITs – 0.6%
35,856 Four Corners Property Trust, Inc.
REIT 883,850
100,856 Smartstop Self Storage REIT,
Inc. REIT 3,170,913
4,054,763
Specialty Retail – 2.8%
4,452 Abercrombie & Fitch Co., Class
A* 434,649
156,209 American Eagle Outfitters, Inc. 3,641,232
22,281 Bed Bath & Beyond, Inc.* 131,681
15,629 Boot Barn Holdings, Inc.* 2,789,464
26,622 Buckle, Inc. (The) 1,259,220
7,809 Citi Trends, Inc.* 336,958
105,365 Designer Brands, Inc., Class A
(a)
668,014
56,922 Haverty Furniture Cos., Inc. 1,441,265
57,460 Revolve Group, Inc.* 1,588,769
53,827 Shoe Carnival, Inc. 1,025,942
41,092 Stitch Fix, Inc., Class A* 197,241
52,061 ThredUp, Inc., Class A* 264,470
12,315 Victoria's Secret & Co.* 671,291
1,891 Winmark Corp. 852,255
61,913 Zumiez, Inc.* 1,523,679
16,826,130
Technology Hardware, Storage & Peripherals – 0.6%
58,084 Corsair Gaming, Inc.* 296,229
51,001 Eastman Kodak Co.* 373,327
66,045 IonQ, Inc.* 2,640,479

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
Shares Description Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
11,452 Quantum Computing, Inc.*
(a)
$ 106,160
3,416,195
Textiles, Apparel & Luxury Goods – 1.0%
24,951 G-III Apparel Group Ltd. 732,312
13,964 Kontoor Brands, Inc. 834,070
68,781 Movado Group, Inc. 1,568,207
62,320 Steven Madden Ltd. 2,734,601
5,869,190
Trading Companies & Distributors – 1.1%
38,450 Custom Truck One Source, Inc.* 243,004
193,366 DNOW, Inc.* 2,937,229
478 DXP Enterprises, Inc.* 62,164
57,069 NPK International, Inc.* 788,123
34,577 Rush Enterprises, Inc., Class A 2,219,498
3,559 Xometry, Inc., Class A* 203,326
6,453,344
Water Utilities – 0.1%
12,055 American States Water Co. 879,533
Wireless Telecommunication Services – 0.1%
36,118 Spok Holdings, Inc. 497,345
TOTAL COMMON STOCKS
(Cost $488,462,671)
579,137,486
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,578,870 3.590% 4,578,870
(Cost $4,578,870)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $493,041,541)
583,716,356
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,084,342 3.590% $ 3,084,342
(Cost $3,084,342)
TOTAL INVESTMENTS – 99.2%
(Cost $496,125,883)
$ 586,800,698
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
4,526,808
NET ASSETS – 100.0%
$ 591,327,506
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 73 03/20/26 $ 9,579,790 $ (184,850)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.9%
Aerospace & Defense – 3.4%
5,092 AeroVironment, Inc.* $ 1,417,562
98,029 Archer Aviation, Inc., Class A* 704,829
6,026 Astronics Corp.* 456,469
9,219 Byrna Technologies, Inc.* 126,392
17,113 Kratos Defense & Security
Solutions, Inc.* 1,762,810
2,550 Mercury Systems, Inc.* 239,394
8,225 Moog, Inc., Class A 2,511,504
7,965 Red Cat Holdings, Inc.*
(a)
107,528
39,496 Redwire Corp.*
(a)
464,078
7,790,566
Automobile Components – 1.1%
14,800 Adient PLC* 307,840
12,464 Cooper-Standard Holdings, Inc.* 390,996
3,318 LCI Industries 486,717
6,336 Patrick Industries, Inc. 799,413
76,835 Solid Power, Inc.* 344,221
758 Visteon Corp. 68,872
2,398,059
Banks – 1.7%
1,460 Ameris Bancorp 117,705
2,083 BancFirst Corp. 229,026
1,186 Bank of Hawaii Corp. 88,689
40,047 First Financial Bankshares, Inc. 1,274,296
10,886 International Bancshares Corp. 758,101
5,032 Northrim BanCorp, Inc. 118,554
16,198 ServisFirst Bancshares, Inc. 1,325,806
783 Texas Capital Bancshares, Inc.* 79,216
3,991,393
Beverages – 0.0%
482 National Beverage Corp.* 16,427
Biotechnology – 10.3%
19,516 ACADIA Pharmaceuticals, Inc.* 490,437
7,844 Alkermes PLC* 265,833
23,747 Allogene Therapeutics, Inc.* 43,694
12,743 Altimmune, Inc.* 71,361
1,804 AnaptysBio, Inc.* 85,528
59,511 Annexon, Inc.* 371,349
6,219 Apogee Therapeutics, Inc.* 407,407
3,744 Arcturus Therapeutics Holdings,
Inc.* 27,968
16,735 Arcutis Biotherapeutics, Inc.* 424,567
29,249 Ardelyx, Inc.* 224,925
26,894 ArriVent Biopharma, Inc.* 604,846
1,737 Arrowhead Pharmaceuticals,
Inc.* 120,426
7,522 Aura Biosciences, Inc.* 42,123
26,981 Aurinia Pharmaceuticals, Inc.
(Canada)* 392,034
20,108 Beam Therapeutics, Inc.* 555,383
6,026 Benitec Biopharma, Inc.
(Australia)* 73,397
19,896 BioCryst Pharmaceuticals, Inc.* 130,916
20,443 Biohaven Ltd.* 241,841
13,648 Bridgebio Pharma, Inc.* 1,054,581
3,458 Bright Minds Biosciences, Inc.
(Canada)* 268,859
5,645 Candel Therapeutics, Inc.* 32,967
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
6,321 Capricor Therapeutics, Inc.* $ 138,367
15,176 CareDx, Inc.* 311,867
5,242 Celcuity, Inc.* 573,580
14,672 CG oncology, Inc.* 763,678
20,576 Cogent Biosciences, Inc.* 738,884
15,127 Corvus Pharmaceuticals, Inc.* 313,129
1,190 Cullinan Therapeutics, Inc.* 14,232
52,086 Denali Therapeutics, Inc.* 1,132,350
8,027 Design Therapeutics, Inc.* 81,956
33,930 Dyne Therapeutics, Inc.* 607,008
26,161 Erasca, Inc.* 274,952
11,329 Foghorn Therapeutics, Inc.* 64,688
3,411 Greenwich Lifesciences, Inc.*
(a)
102,569
2,964 Ideaya Biosciences, Inc.* 95,411
22,552 ImmunityBio, Inc.*
(a)
140,950
16,786 Immunome, Inc.* 413,271
4,555 Immunovant, Inc.* 118,430
1,604 Kodiak Sciences, Inc.* 36,523
1,808 Krystal Biotech, Inc.* 504,866
4,690 Kymera Therapeutics, Inc.* 340,916
11,389 Larimar Therapeutics, Inc.* 40,317
7,373 Lexeo Therapeutics, Inc.* 54,634
2,387 Madrigal Pharmaceuticals, Inc.* 1,167,983
15,400 Mineralys Therapeutics, Inc.* 475,706
9,357 Mirum Pharmaceuticals, Inc.* 965,829
36,853 Myriad Genetics, Inc.* 207,114
5,733 Novavax, Inc.* 50,708
8,614 Nuvalent, Inc., Class A* 886,294
120 Praxis Precision Medicines, Inc.* 37,680
54,047 Prime Medicine, Inc.* 205,919
6,870 Protagonist Therapeutics, Inc.* 561,966
8,031 PTC Therapeutics, Inc.* 606,581
30,225 Recursion Pharmaceuticals, Inc.,
Class A*
(a)
126,643
2,246 Rhythm Pharmaceuticals, Inc.* 230,260
15,232 Rigel Pharmaceuticals, Inc.* 530,987
26,834 Sana Biotechnology, Inc.* 118,875
33,132 Savara, Inc.* 178,913
6,630 Sionna Therapeutics, Inc.* 280,184
24,318 Syndax Pharmaceuticals, Inc.* 493,898
3,709 Tectonic Therapeutic, Inc.* 74,143
24,958 TG Therapeutics, Inc.* 734,514
3,537 Travere Therapeutics, Inc.* 109,965
2,426 Twist Bioscience Corp.* 99,636
23,362 Vera Therapeutics, Inc.* 1,010,640
20,055 Veracyte, Inc.* 763,694
26,195 Viridian Therapeutics, Inc.* 864,435
23,575,587
Broadline Retail – 0.0%
4,421 Kohl's Corp. 77,235
Building Products – 0.8%
7,710 Griffon Corp. 627,980
4,757 Modine Manufacturing Co.* 878,428
3,387 Tecnoglass, Inc. 165,658
1,672,066
Capital Markets – 3.1%
3,426 Acadian Asset Management, Inc. 189,869
14,779 Cohen & Steers, Inc. 949,699

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Capital Markets – (continued)
106,685 GCM Grosvenor, Inc., Class A $ 1,207,674
11,211 Moelis & Co., Class A 803,492
43,904 Patria Investments Ltd., Class A
(Cayman Islands) 641,437
3,317 Piper Sandler Cos. 1,148,843
4,621 PJT Partners, Inc., Class A 799,572
18,800 Victory Capital Holdings, Inc.,
Class A 1,325,964
7,066,550
Chemicals – 0.5%
4,399 Balchem Corp. 748,578
5,672 Cabot Corp. 409,461
5,757 PureCycle Technologies, Inc.*
(a)
55,037
1,213,076
Commercial Services & Supplies – 0.9%
8,315 ACV Auctions, Inc., Class A* 64,940
12,627 BrightView Holdings, Inc.* 168,697
6,829 Brink’s Co. (The) 867,556
993 Ennis, Inc. 19,354
23,888 Healthcare Services Group, Inc.* 449,572
275 HNI Corp. 13,142
24,518 Montrose Environmental Group,
Inc.* 546,261
3,381 Quad/Graphics, Inc. 20,692
2,150,214
Communications Equipment – 1.1%
11,327 Applied Optoelectronics, Inc.* 493,970
39,817 Viavi Solutions, Inc.* 973,924
56,996 Vistance Networks, Inc.* 1,025,928
2,493,822
Construction & Engineering – 4.2%
1,142 Arcosa, Inc. 130,725
3,349 Argan, Inc. 1,162,471
15,741 Centuri Holdings, Inc.* 434,452
17,347 Construction Partners, Inc., Class
A* 1,906,088
3,651 Dycom Industries, Inc.* 1,330,388
210 IES Holdings, Inc.* 79,861
1,380 Limbach Holdings, Inc.* 118,652
7,027 MYR Group, Inc.* 1,757,031
13,023 Primoris Services Corp. 1,930,660
1,548 Sterling Infrastructure, Inc.* 554,045
1,829 Tutor Perini Corp. 144,290
9,548,663
Construction Materials – 0.6%
866 Knife River Corp.* 58,169
10,794 United States Lime & Minerals,
Inc. 1,301,001
1,359,170
Consumer Finance – 1.7%
2,441 Dave, Inc.* 399,567
1,165 Encore Capital Group, Inc.* 64,308
5,659 Enova International, Inc.* 934,697
9,131 FirstCash Holdings, Inc. 1,556,835
30,459 Oportun Financial Corp.* 165,088
24,298 OppFi, Inc. 231,317
Shares Description Value
Common Stocks – (continued)
Consumer Finance – (continued)
6,263 PROG Holdings, Inc. $ 203,172
1,080 Regional Management Corp. 40,014
7,532 Upstart Holdings, Inc.* 295,631
3,890,629
Diversified Consumer Services – 2.6%
10,730 American Public Education,
Inc.* 448,299
2,637 Carriage Services, Inc. 113,154
126,414 European Wax Center, Inc., Class
A* 496,807
29,208 Frontdoor, Inc.* 1,726,485
23,461 Laureate Education, Inc.* 804,712
12,581 McGraw Hill, Inc.* 185,570
160,257 Mister Car Wash, Inc.* 889,426
21,719 OneSpaWorld Holdings Ltd.
(Bahamas) 426,778
7,017 Perdoceo Education Corp. 224,755
26,320 Universal Technical Institute,
Inc.* 732,486
6,048,472
Diversified Telecommunication Services – 0.5%
6,479 Bandwidth, Inc., Class A* 90,512
742 Globalstar, Inc.* 45,722
40,026 Liberty Latin America Ltd., Class
A (Puerto Rico)* 309,001
22,944 Liberty Latin America Ltd., Class
C (Puerto Rico)* 178,504
52,892 Lumen Technologies, Inc.* 466,507
1,090,246
Electric Utilities – 0.4%
11,365 Otter Tail Corp. 1,013,303
Electrical Equipment – 4.2%
25,391 American Superconductor
Corp.* 759,699
34,086 Amprius Technologies, Inc.* 424,030
27,565 Bloom Energy Corp., Class A* 4,172,514
10,080 Enovix Corp.* 66,730
36,904 Eos Energy Enterprises, Inc.* 540,275
2,359 Fluence Energy, Inc.* 72,586
8,944 LSI Industries, Inc. 197,752
1,543 NANO Nuclear Energy, Inc.*
(a)
45,356
11,181 Nextpower, Inc., Class A* 1,309,183
40,201 NuScale Power Corp.* 702,713
2,901 Powell Industries, Inc. 1,286,855
9,577,693
Electronic Equipment, Instruments & Components – 5.1%
18,697 908 Devices, Inc.* 117,978
8,458 Advanced Energy Industries, Inc. 2,159,835
5,943 Fabrinet (Thailand)* 2,908,742
49,595 Knowles Corp.* 1,202,183
13,874 Novanta, Inc.* 1,866,608
1,072 OSI Systems, Inc.* 268,150
9,274 Ouster, Inc.* 193,177
3,483 Plexus Corp.* 694,266
6,599 Sanmina Corp.* 934,946
10,764 TTM Technologies, Inc.* 1,057,025

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
11,048 Vishay Intertechnology, Inc. $ 222,617
11,625,527
Energy Equipment & Services – 1.2%
18,717 Archrock, Inc. 553,836
7,255 Core Laboratories, Inc. 141,763
1,154 Forum Energy Technologies,
Inc.* 52,207
45,274 Oceaneering International, Inc.* 1,362,747
6,302 Seadrill Ltd. (Norway)* 242,501
2,933 Solaris Oilfield Infrastructure,
Inc. 161,872
4,930 Tidewater, Inc.* 308,076
2,823,002
Entertainment – 1.6%
60,191 Cinemark Holdings, Inc. 1,425,323
27,039 CuriosityStream, Inc. 100,585
31,419 IMAX Corp.* 1,096,837
15,338 Madison Square Garden
Entertainment Corp.* 948,962
13,929 Playtika Holding Corp. 50,423
3,622,130
Financial Services – 1.0%
5,310 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 257,376
27,812 Burford Capital Ltd. 269,498
2,466 Cass Information Systems, Inc. 110,871
22,066 NCR Atleos Corp.* 823,062
28,892 Pagseguro Digital Ltd., Class A
(Brazil) 325,035
32,997 Paysign, Inc.* 137,598
17,153 Remitly Global, Inc.* 226,763
2,150,203
Food Products – 0.5%
101,840 BRC, Inc., Class A* 84,232
9,446 Cal-Maine Foods, Inc. 789,024
68,015 SunOpta, Inc. (Canada)* 311,509
1,184,765
Ground Transportation – 0.0%
6,056 FTAI Infrastructure, Inc. 35,246
Health Care Equipment & Supplies – 5.9%
92,774 Accuray, Inc.* 74,896
45,340 Alphatec Holdings, Inc.* 672,392
8,931 Artivion, Inc.* 364,117
38,233 AtriCure, Inc.* 1,411,945
207,759 Cerus Corp.* 484,079
14,031 CVRx, Inc.* 96,112
31,610 Delcath Systems, Inc.* 313,255
5,557 Electromed, Inc.* 165,988
17,395 Glaukos Corp.* 2,076,615
23,944 Haemonetics Corp.* 1,596,107
2,711 Inogen, Inc.* 15,995
9,621 iRadimed Corp. 941,704
5,489 iRhythm Holdings, Inc.* 848,105
3,545 Lantheus Holdings, Inc.* 237,231
11,722 LeMaitre Vascular, Inc. 996,018
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
2,333 NeuroPace, Inc.* $ 35,298
18,787 Novocure Ltd.* 232,959
5,162 PROCEPT BioRobotics Corp.* 149,492
331 Pro-Dex, Inc.* 12,985
25,005 RxSight, Inc.* 217,294
28,835 SI-BONE, Inc.* 478,084
13,568 TransMedics Group, Inc.* 1,817,773
1,203 UFP Technologies, Inc.* 302,121
13,540,565
Health Care Providers & Services – 4.8%
67,301 agilon health, Inc.* 56,008
12,059 Aveanna Healthcare Holdings,
Inc.* 101,296
8,000 Clover Health Investments
Corp.* 17,920
35,976 Community Health Systems,
Inc.* 115,483
11,353 Concentra Group Holdings
Parent, Inc. 251,810
4,948 CorVel Corp.* 344,529
1,423 Ensign Group, Inc. (The) 244,272
1,884 Fulgent Genetics, Inc.* 49,361
5,339 GeneDx Holdings Corp.* 513,932
24,631 Guardant Health, Inc.* 2,808,919
22,459 HealthEquity, Inc.* 1,924,063
30,730 Hims & Hers Health, Inc.* 832,476
1,978 Joint Corp. (The)* 19,345
25,278 LifeStance Health Group, Inc.* 178,715
1,110 Nutex Health, Inc.*
(a)
165,157
29,515 Pennant Group, Inc. (The)* 815,204
50,496 Privia Health Group, Inc.* 1,172,517
6,305 Progyny, Inc.* 150,500
43,252 Talkspace, Inc.* 174,738
7,256 US Physical Therapy, Inc. 608,561
71,145 Viemed Healthcare, Inc.* 545,682
11,090,488
Health Care REITs – 0.1%
4,275 American Healthcare REIT, Inc.
REIT 200,540
Health Care Technology – 0.3%
18,423 Phreesia, Inc.* 247,421
28,021 Schrodinger, Inc.* 391,453
638,874
Hotels, Restaurants & Leisure – 2.2%
83,083 Bloomin' Brands, Inc. 498,498
22,483 Cheesecake Factory, Inc. (The) 1,303,115
45,034 First Watch Restaurant Group,
Inc.* 720,094
24,994 Global Business Travel Group I* 171,209
5,711 Kura Sushi USA, Inc., Class A* 381,552
7,487 Life Time Group Holdings, Inc.* 218,396
3,390 Monarch Casino & Resort, Inc. 310,287
4,394 Shake Shack, Inc., Class A* 389,176
96,954 Super Group SGHC Ltd.
(Guernsey) 918,154
4,910,481

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Household Durables – 1.3%
3,053 Cavco Industries, Inc.* $ 1,502,137
2,480 Century Communities, Inc. 156,191
10,080 Champion Homes, Inc.* 790,070
8,149 Dream Finders Homes, Inc.,
Class A* 149,860
921 Installed Building Products, Inc. 265,377
4,085 La-Z-Boy, Inc. 148,735
3,012,370
Household Products – 0.4%
42,355 Energizer Holdings, Inc. 924,610
Independent Power and Renewable Electricity Producers – 0.1%
6,900 Hallador Energy Co.* 127,581
Insurance – 1.9%
23,739 AMERISAFE, Inc. 892,824
5,400 Crawford & Co., Class A 58,590
4,384 Goosehead Insurance, Inc., Class
A* 271,107
2,262 HCI Group, Inc. 358,911
13,833 Heritage Insurance Holdings,
Inc.* 360,626
1,492 Kingstone Cos., Inc. 23,051
6,513 Lemonade, Inc.* 564,872
46,466 Oscar Health, Inc., Class A* 666,787
762 Root, Inc., Class A* 47,343
9,418 Safety Insurance Group, Inc. 741,197
4,276 Selective Insurance Group, Inc. 359,526
495 Stewart Information Services
Corp. 33,378
2,144 Trupanion, Inc.* 68,587
4,446,799
Interactive Media & Services – 0.6%
10,772 EverQuote, Inc., Class A* 244,524
25,993 Grindr, Inc. (Singapore)* 294,241
46,246 QuinStreet, Inc.* 614,609
54,854 ZipRecruiter, Inc., Class A* 134,941
1,288,315
IT Services – 0.8%
23,838 Applied Digital Corp.* 807,631
32,620 Backblaze, Inc., Class A* 148,421
12,882 DigitalOcean Holdings, Inc.* 711,731
57,948 Rackspace Technology, Inc.* 35,441
1,703,224
Leisure Products – 0.3%
1,890 Acushnet Holdings Corp. 183,217
4,205 Callaway Golf Co.* 60,342
22,989 MasterCraft Boat Holdings, Inc.* 494,953
738,512
Life Sciences Tools & Services – 0.8%
78,934 Adaptive Biotechnologies Corp.* 1,460,279
14,169 Alpha Teknova, Inc.* 34,289
2,374 Mesa Laboratories, Inc. 186,976
30,451 Niagen Bioscience, Inc.* 182,401
1,863,945
Shares Description Value
Common Stocks – (continued)
Machinery – 3.7%
17,223 Atmus Filtration Technologies,
Inc. $ 998,417
7,394 Blue Bird Corp.* 371,992
4,786 Chart Industries, Inc.* 992,329
6,335 Enerpac Tool Group Corp. 255,681
6,927 ESCO Technologies, Inc. 1,580,534
9,414 Federal Signal Corp. 1,017,559
5,902 Gorman-Rupp Co. (The) 321,600
5,342 Kadant, Inc. 1,714,996
6,124 Manitowoc Co., Inc. (The)* 79,122
95,551 Microvast Holdings, Inc.* 250,344
9,525 Miller Industries, Inc. 390,239
5,647 Omega Flex, Inc. 186,294
1,603 SPX Technologies, Inc.* 334,081
688 Standex International Corp. 165,120
8,658,308
Marine Transportation – 0.4%
26,779 Pangaea Logistics Solutions Ltd. 227,086
110,327 Safe Bulkers, Inc. (Monaco) 629,967
857,053
Media – 0.3%
1,669 Cable One, Inc. 135,172
20,283 Entravision Communications
Corp., Class A 61,052
14,189 John Wiley & Sons, Inc., Class A 443,123
3,394 Thryv Holdings, Inc.* 16,325
655,672
Metals & Mining – 2.2%
5,213 Century Aluminum Co.* 236,305
65,853 Coeur Mining, Inc.* 1,346,036
60,162 Hecla Mining Co. 1,354,848
73,421 Ivanhoe Electric, Inc.* 1,254,765
34,507 Novagold Resources, Inc.
(Canada)* 301,246
4,550 Perpetua Resources Corp.* 121,121
16,294 U.S. Gold Corp.* 282,538
12,106 United States Antimony Corp.* 88,737
4,985,596
Oil, Gas & Consumable Fuels – 0.9%
870 Centrus Energy Corp., Class A* 242,103
2,763 Comstock Resources, Inc. 67,279
2,188 Core Natural Resources, Inc. 208,691
3,619 Delek US Holdings, Inc. 106,797
3,497 Energy Fuels, Inc.* 78,473
10,678 Par Pacific Holdings, Inc.* 402,988
62,232 Uranium Energy Corp.* 1,072,880
2,179,211
Passenger Airlines – 0.8%
873 Allegiant Travel Co.* 77,374
101,384 JetBlue Airways Corp.* 493,740
10,907 Joby Aviation, Inc.* 115,287
6,661 SkyWest, Inc.* 642,920
25,797 Sun Country Airlines Holdings,
Inc.* 452,479
1,781,800

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Personal Care Products – 0.3%
36,895 Herbalife Ltd.* $ 636,070
1,110 Interparfums, Inc. 108,303
744,373
Pharmaceuticals – 2.7%
79,286 Amneal Pharmaceuticals, Inc.* 1,084,633
2,366 Arvinas, Inc.* 31,657
3,881 Axsome Therapeutics, Inc.* 715,074
6,607 Collegium Pharmaceutical, Inc.* 303,393
12,374 Edgewise Therapeutics, Inc.* 348,328
8,594 Harmony Biosciences Holdings,
Inc.* 313,853
3,862 Indivior Pharmaceuticals, Inc.* 136,638
62,076 Innoviva, Inc.* 1,241,520
863 Liquidia Corp.* 36,583
4,942 Omeros Corp.* 57,772
2,256 Rapport Therapeutics, Inc.* 60,032
11,883 Septerna, Inc.* 277,349
31,213 SIGA Technologies, Inc. 209,127
10,535 Tarsus Pharmaceuticals, Inc.* 679,929
10,065 Terns Pharmaceuticals, Inc.* 348,249
1,344 Theravance Biopharma, Inc.* 25,455
11,398 Trevi Therapeutics, Inc.* 119,337
7,292 WaVe Life Sciences Ltd.* 94,359
6,083,288
Professional Services – 2.3%
137,610 Alight, Inc., Class A 210,543
22,858 Exponent, Inc. 1,642,804
481 Innodata, Inc.* 26,667
91,148 Legalzoom.com, Inc.* 810,306
1,267 Maximus, Inc. 119,655
29,504 Planet Labs PBC* 736,715
83,653 Verra Mobility Corp.* 1,614,503
5,161,193
Real Estate Management & Development – 0.0%
1,965 Maui Land & Pineapple Co.,
Inc.* 33,660
Residential REITs – 0.9%
29,964 NexPoint Residential Trust, Inc.
REIT 905,512
69,549 UMH Properties, Inc. REIT 1,087,051
1,992,563
Retail REITs – 0.1%
528 CBL & Associates Properties,
Inc. REIT 18,902
11,030 Tanger, Inc. REIT 360,902
379,804
Semiconductors & Semiconductor Equipment – 4.8%
646 Ambarella, Inc.* 41,370
23,123 Credo Technology Group
Holding Ltd.* 2,896,849
6,064 Diodes, Inc.* 358,928
5,671 FormFactor, Inc.* 399,749
1,240 Impinj, Inc.* 171,244
12,850 MaxLinear, Inc.* 222,947
717 NVE Corp. 48,390
18,576 Rambus, Inc.* 2,114,506
Shares Description Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
32,742 Rigetti Computing, Inc.* $ 594,922
14,986 Semtech Corp.* 1,195,134
10,326 Silicon Laboratories, Inc.* 1,470,939
4,208 SiTime Corp.* 1,527,967
11,042,945
Software – 8.3%
21,642 8x8, Inc.* 35,926
10,724 A10 Networks, Inc. 187,027
25,273 Adeia, Inc. 457,189
13,951 Agilysys, Inc.* 1,210,249
6,133 Alarm.com Holdings, Inc.* 299,168
11,006 Alkami Technology, Inc.* 233,217
10,237 Amplitude, Inc., Class A* 93,873
9,466 Appian Corp., Class A* 264,101
15,366 Arteris, Inc.* 230,644
4,770 Asana, Inc., Class A* 48,892
20,393 AvePoint, Inc.* 237,171
27,983 BlackLine, Inc.* 1,300,370
63,864 C3.ai, Inc., Class A* 703,143
25,363 Cerence, Inc.* 287,363
5,122 Cleanspark, Inc.* 60,644
37,143 Clear Secure, Inc., Class A 1,211,605
7,578 Commvault Systems, Inc.* 649,435
29,343 Core Scientific, Inc.* 527,881
12,101 Digital Turbine, Inc.* 63,167
37,981 Domo, Inc., Class B* 222,948
52,535 D-Wave Quantum, Inc.
(Canada)* 1,114,793
4,671 Five9, Inc.* 82,490
22,296 Freshworks, Inc., Class A* 240,351
10,897 Intapp, Inc.* 369,953
7,299 InterDigital, Inc. 2,382,686
21,510 Pagaya Technologies Ltd., Class
A* 417,079
22,170 Progress Software Corp.* 907,196
13,127 Q2 Holdings, Inc.* 804,029
10,532 Red Violet, Inc.* 478,995
26,009 Rezolve AI PLC* 67,103
42,983 SoundHound AI, Inc., Class A*
(a)
363,636
27,313 Sprinklr, Inc., Class A* 174,257
48,982 Terawulf, Inc.* 654,889
28,250 Varonis Systems, Inc.* 842,980
38,381 Vertex, Inc., Class A* 711,967
74,979 Zeta Global Holdings Corp.,
Class A* 1,393,110
19,329,527
Specialized REITs – 0.2%
12,995 Smartstop Self Storage REIT,
Inc. REIT 408,563
Specialty Retail – 2.7%
6,420 Abercrombie & Fitch Co., Class
A* 626,785
39,272 American Eagle Outfitters, Inc. 915,430
7,886 Boot Barn Holdings, Inc.* 1,407,493
26,817 Buckle, Inc. (The) 1,268,444
2,536 Designer Brands, Inc., Class A 16,078
18,534 Envela Corp.* 252,804
31,176 Revolve Group, Inc.* 862,016

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
1,397 Shoe Carnival, Inc. $ 26,627
40,256 ThredUp, Inc., Class A* 204,500
23,109 Zumiez, Inc.* 568,713
6,148,890
Technology Hardware, Storage & Peripherals – 1.2%
19,822 Corsair Gaming, Inc.* 101,092
15,530 Eastman Kodak Co.* 113,680
54,452 IonQ, Inc.* 2,176,991
18,863 Quantum Computing, Inc.*
(a)
174,860
6,165 Turtle Beach Corp.* 73,733
2,640,356
Textiles, Apparel & Luxury Goods – 0.4%
2,352 G-III Apparel Group Ltd. 69,031
7,575 Kontoor Brands, Inc. 452,455
14,720 Movado Group, Inc. 335,616
857,102
Trading Companies & Distributors – 0.6%
15,738 DNOW, Inc.* 239,060
1,269 DXP Enterprises, Inc.* 165,034
12,716 Rush Enterprises, Inc., Class A 816,240
4,736 Xometry, Inc., Class A* 270,568
1,490,902
Water Utilities – 0.0%
749 American States Water Co. 54,647
Wireless Telecommunication Services – 0.1%
38,007 Gogo, Inc.* 174,452
TOTAL COMMON STOCKS
(Cost $193,238,010)
226,560,253
Shares Dividend Rate Value
aa
Investment Company – 1.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,760,902 3.590% 2,760,902
(Cost $2,760,902)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $195,998,912)
229,321,155
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,674,224 3.590% $ 1,674,224
(Cost $1,674,224)
TOTAL INVESTMENTS – 100.8%
(Cost $197,673,136)
$ 230,995,379
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(1,876,696)
NET ASSETS – 100.0%
$ 229,118,683
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 39 03/20/26 $ 5,117,970 $ (106,880)

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.9%
Aerospace & Defense – 1.1%
41,538 Intuitive Machines, Inc.* $ 788,807
40,998 Mercury Systems, Inc.* 3,848,892
19,717 Moog, Inc., Class A 6,020,586
10,658,285
Automobile Components – 3.1%
245,498 Adient PLC* 5,106,359
425,874 American Axle & Manufacturing
Holdings, Inc.* 3,394,216
64,987 Cooper-Standard Holdings, Inc.* 2,038,642
125,886 Dana, Inc. 3,638,105
36,677 Gentherm, Inc.* 1,172,197
45,741 LCI Industries 6,709,747
435,928 Solid Power, Inc.* 1,952,958
60,415 Visteon Corp. 5,489,307
29,501,531
Banks – 16.0%
28,031 1st Source Corp. 1,887,327
76,341 Ameris Bancorp 6,154,611
208,546 Associated Banc-Corp. 5,684,964
37,785 Atlantic Union Bankshares Corp. 1,467,569
2,201 Banner Corp. 136,110
65,001 BayCom Corp. 1,896,729
22,881 Business First Bancshares, Inc. 644,558
50,459 Cadence Bank 2,124,829
449,565 Capitol Federal Financial, Inc. 3,272,833
62,122 Cathay General Bancorp 3,179,404
29,955 Central Pacific Financial Corp. 975,634
10,354 ChoiceOne Financial Services,
Inc. 297,056
5,692 Columbia Financial, Inc.* 92,609
49,493 Community Trust Bancorp, Inc. 3,053,718
41,732 Dime Community Bancshares,
Inc. 1,419,723
26,420 FB Financial Corp. 1,519,943
17,171 First Commonwealth Financial
Corp. 309,593
3,174 First Community Bankshares,
Inc. 114,328
110,179 First Financial Bancorp 3,166,544
17,607 First Financial Bankshares, Inc. 560,255
63,535 First Merchants Corp. 2,526,152
60,294 Flushing Financial Corp. 952,042
75,719 German American Bancorp, Inc. 3,185,498
121,983 Glacier Bancorp, Inc. 6,182,098
95,528 Hancock Whitney Corp. 6,572,326
111,604 Hanmi Financial Corp. 2,965,318
171,962 Home BancShares, Inc. 4,969,702
23,920 HomeTrust Bancshares, Inc. 1,031,430
192,868 Hope Bancorp, Inc. 2,310,559
93,999 Independent Bank Corp. 3,304,065
70,831 International Bancshares Corp. 4,932,671
236,902 Kearny Financial Corp. 1,845,467
65,956 National Bank Holdings Corp.,
Class A 2,650,112
6,596 Nicolet Bankshares, Inc. 962,884
32,209 Northrim BanCorp, Inc. 758,844
1,558 OFG Bancorp (Puerto Rico) 62,787
75,653 Old National Bancorp 1,848,203
86,771 Origin Bancorp, Inc. 3,716,402
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
9,075 Park National Corp. $ 1,478,681
21,120 PCB Bancorp 473,933
12,252 Peapack-Gladstone Financial
Corp. 388,633
19,641 Peoples Bancorp, Inc. 638,725
97,562 Provident Financial Services, Inc. 2,160,023
132,194 Renasant Corp. 4,985,036
12,643 Republic Bancorp, Inc., Class A 918,008
10,019 S&T Bancorp, Inc. 427,210
23,069 ServisFirst Bancshares, Inc. 1,888,198
17,210 Sierra Bancorp 609,406
2,077 SmartFinancial, Inc. 82,914
9,849 Southern First Bancshares, Inc.* 541,104
100,899 Southside Bancshares, Inc. 3,247,939
52,042 Texas Capital Bancshares, Inc.* 5,265,089
8,608 Timberland Bancorp, Inc. 335,196
1,640 Tompkins Financial Corp. 131,397
72,925 TriCo Bancshares 3,633,124
72,297 TrustCo Bank Corp. 3,137,690
98,504 Trustmark Corp. 4,188,390
27,182 UMB Financial Corp. 3,455,920
153,516 United Bankshares, Inc. 6,498,332
158,915 United Community Banks, Inc. 5,471,443
13,100 Univest Financial Corp. 434,134
8,625 Valley National Bancorp 107,468
72,441 Washington Trust Bancorp, Inc. 2,489,797
132,475 WesBanco, Inc. 4,675,043
11,342 Westamerica BanCorp 573,678
29,269 WSFS Financial Corp. 1,894,582
148,865,990
Biotechnology – 5.7%
322,453 Allogene Therapeutics, Inc.* 593,314
358,543 Annexon, Inc.* 2,237,308
39,407 Arcturus Therapeutics Holdings,
Inc.* 294,370
5,829 Aurinia Pharmaceuticals, Inc.
(Canada)* 84,695
85,069 Cargo Therapeutics, Inc.*
(a)
—
45,390 Celldex Therapeutics, Inc.* 1,116,594
45,790 CRISPR Therapeutics AG
(Switzerland)* 2,287,668
81,902 Cullinan Therapeutics, Inc.* 979,548
7,949 Cytokinetics, Inc.* 502,297
336,590 Denali Therapeutics, Inc.* 7,317,467
64,260 Design Therapeutics, Inc.* 656,095
127,697 Dyne Therapeutics, Inc.* 2,284,499
25,337 Editas Medicine, Inc.* 50,421
32,585 Emergent BioSolutions, Inc.* 369,514
51,374 Enanta Pharmaceuticals, Inc.* 662,725
32,800 Entrada Therapeutics, Inc.* 375,232
358,151 Erasca, Inc.* 3,764,167
116,235 Fate Therapeutics, Inc.* 138,320
303,003 Heron Therapeutics, Inc.* 399,964
114,372 Ideaya Biosciences, Inc.* 3,681,635
29,309 Keros Therapeutics, Inc.* 524,924
77,808 Kodiak Sciences, Inc.* 1,771,688
203,916 Larimar Therapeutics, Inc.* 721,863
78,224 Lexeo Therapeutics, Inc.* 579,640
50,863 Monte Rosa Therapeutics, Inc.* 1,043,709

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
361,364 Myriad Genetics, Inc.* $ 2,030,866
112,122 Nurix Therapeutics, Inc.* 1,852,255
32,299 Olema Pharmaceuticals, Inc.* 830,730
28,186 ORIC Pharmaceuticals, Inc.* 289,188
13,227 Praxis Precision Medicines, Inc.* 4,153,278
242,769 Prime Medicine, Inc.* 924,950
34,220 Prothena Corp. PLC (Ireland)* 301,478
125,300 Puma Biotechnology, Inc.* 811,944
260,585 Relay Therapeutics, Inc.* 1,996,081
36,534 Rigel Pharmaceuticals, Inc.* 1,273,575
202,033 Sana Biotechnology, Inc.* 895,006
23,852 Solid Biosciences, Inc.* 154,084
5,156 Tectonic Therapeutic, Inc.* 103,068
55,152 Vaxcyte, Inc.* 2,954,493
36,358 Vera Therapeutics, Inc.* 1,572,847
33,168 Viridian Therapeutics, Inc.* 1,094,544
53,676,044
Broadline Retail – 0.2%
94,175 Kohl's Corp. 1,645,237
Capital Markets – 0.6%
61,718 GCM Grosvenor, Inc., Class A 698,648
12,223 Victory Capital Holdings, Inc.,
Class A 862,088
6,073 Virtus Investment Partners, Inc. 991,417
381,420 Webull Corp. (Cayman Islands)* 2,681,383
5,233,536
Chemicals – 2.1%
97,651 Aspen Aerogels, Inc.* 329,084
24,066 Core Molding Technologies,
Inc.* 469,768
19,540 HB Fuller Co. 1,174,354
72,800 Innospec, Inc. 5,949,216
25,317 Mativ Holdings, Inc. 305,070
96,888 Minerals Technologies, Inc. 6,371,355
45,451 Perimeter Solutions, Inc.* 1,188,544
70,422 Stepan Co. 4,057,011
19,844,402
Commercial Services & Supplies – 2.0%
10,557 ABM Industries, Inc. 486,044
316,744 BrightView Holdings, Inc.* 4,231,700
121,059 Deluxe Corp. 3,195,958
85,187 Ennis, Inc. 1,660,295
99,632 Healthcare Services Group, Inc.* 1,875,074
73,060 Interface, Inc. 2,299,198
205,824 Montrose Environmental Group,
Inc.* 4,585,759
9,274 Perma-Fix Environmental
Services, Inc.* 141,614
17,878 Pitney Bowes, Inc. 186,467
18,662,109
Communications Equipment – 0.4%
183,925 Vistance Networks, Inc.* 3,310,650
Construction & Engineering – 2.5%
16,443 Ameresco, Inc., Class A* 515,324
30,547 Arcosa, Inc. 3,496,715
3,343 Construction Partners, Inc., Class
A* 367,329
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – (continued)
132,233 Fluor Corp.* $ 6,107,842
144,600 Great Lakes Dredge & Dock
Corp.* 2,166,108
104,620 Matrix Service Co.* 1,498,158
6,779 Primoris Services Corp. 1,004,987
97,844 Tutor Perini Corp. 7,718,913
22,875,376
Construction Materials – 0.3%
20,949 United States Lime & Minerals,
Inc. 2,524,983
Consumer Finance – 1.8%
2,886 Dave, Inc.* 472,409
114,911 Encore Capital Group, Inc.* 6,343,087
36,250 Green Dot Corp., Class A* 441,525
104,841 Navient Corp. 1,028,490
197,288 Oportun Financial Corp.* 1,069,301
48,736 PRA Group, Inc.* 623,333
143,663 PROG Holdings, Inc. 4,660,428
41,390 Regional Management Corp. 1,533,500
16,172,073
Containers & Packaging – 0.5%
12,846 Myers Industries, Inc. 265,527
316,926 O-I Glass, Inc.* 4,842,629
5,108,156
Diversified Consumer Services – 2.0%
5,396 Graham Holdings Co., Class B 6,295,135
173,123 Laureate Education, Inc.* 5,938,119
9,130 McGraw Hill, Inc.* 134,667
188,125 Perdoceo Education Corp. 6,025,644
2,337 Strategic Education, Inc. 198,692
18,592,257
Diversified REITs – 0.4%
112,584 Essential Properties Realty Trust,
Inc. REIT 3,418,050
Diversified Telecommunication Services – 0.7%
7,802 ATN International, Inc. 188,731
58,289 Bandwidth, Inc., Class A* 814,297
358,852 Liberty Latin America Ltd., Class
A (Puerto Rico)* 2,770,337
356,578 Liberty Latin America Ltd., Class
C (Puerto Rico)* 2,774,177
6,547,542
Electric Utilities – 0.9%
27,131 Oklo, Inc.* 2,160,170
73,101 Otter Tail Corp. 6,517,685
8,677,855
Electrical Equipment – 1.0%
13,660 American Superconductor
Corp.* 408,707
7,306 Amprius Technologies, Inc.* 90,887
60,472 Array Technologies, Inc.* 684,845
6,298 EnerSys 1,134,837
509,556 Plug Power, Inc.*
(b)
1,077,711
3,570 Preformed Line Products Co. 895,856
53,417 Sunrun, Inc.* 1,014,923

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – (continued)
83,286 Thermon Group Holdings, Inc.* $ 3,768,691
9,076,457
Electronic Equipment, Instruments & Components – 3.3%
2,539 CTS Corp. 130,530
727 Fabrinet (Thailand)* 355,823
264,584 Knowles Corp.* 6,413,516
5,158 nLight, Inc.* 235,256
12,227 PC Connection, Inc. 719,070
5,398 Richardson Electronics Ltd. 65,262
32,433 Sanmina Corp.* 4,595,108
125,739 TTM Technologies, Inc.* 12,347,570
292,435 Vishay Intertechnology, Inc. 5,892,565
30,754,700
Energy Equipment & Services – 3.0%
466,056 Borr Drilling Ltd. (Mexico)* 2,181,142
163,315 Core Laboratories, Inc. 3,191,175
215,509 Expro Group Holdings NV* 3,450,299
4,144 Forum Energy Technologies,
Inc.* 187,475
201,232 Helix Energy Solutions Group,
Inc.* 1,597,782
57,367 Liberty Energy, Inc. 1,414,097
103,028 Noble Corp. PLC 3,669,857
11,204 Oceaneering International, Inc.* 337,240
141,378 Oil States International, Inc.* 1,197,472
541,449 Patterson-UTI Energy, Inc. 4,077,111
60,990 ProPetro Holding Corp.* 700,775
13,684 Ranger Energy Services, Inc.,
Class A 211,007
53,287 SEACOR Marine Holdings, Inc.* 355,957
63,281 Seadrill Ltd. (Norway)* 2,435,053
548,473 Transocean Ltd.* 2,725,911
9,748 Valaris Ltd.* 562,752
28,295,105
Entertainment – 0.1%
330,658 AMC Entertainment Holdings,
Inc., Class A*
(b)
459,615
33,540 Marcus Corp. (The) 506,118
53,527 Playtika Holding Corp. 193,768
6,409 Starz Entertainment Corp.* 64,026
1,223,527
Financial Services – 2.0%
43,639 Alerus Financial Corp. 1,074,392
130,851 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 6,342,348
56,406 Burford Capital Ltd. 546,574
44,361 Essent Group Ltd. 2,791,194
8,929 Jackson Financial, Inc., Class A 1,061,837
17,166 NMI Holdings, Inc.* 664,667
149,481 Pagseguro Digital Ltd., Class A
(Brazil) 1,681,661
58,234 Radian Group, Inc. 1,915,899
71,232 Velocity Financial, Inc.* 1,445,298
9,760 Walker & Dunlop, Inc. 613,806
18,137,676
Shares Description Value
Common Stocks – (continued)
Gas Utilities – 1.0%
6,102 Brookfield Infrastructure Corp.,
Class A (Canada) $ 291,981
18,656 New Jersey Resources Corp. 923,099
97,493 ONE Gas, Inc. 7,756,543
8,971,623
Ground Transportation – 0.2%
120,366 RXO, Inc.* 1,754,936
Health Care Equipment & Supplies – 1.4%
15,593 Alphatec Holdings, Inc.* 231,244
15,779 Artivion, Inc.* 643,310
29,426 AtriCure, Inc.* 1,086,702
116,857 Embecta Corp. 1,239,853
41,395 Enovis Corp.* 912,346
22,135 Glaukos Corp.* 2,642,476
1,964 Haemonetics Corp.* 130,920
159,231 Inogen, Inc.* 939,463
27,202 LivaNova PLC* 1,787,444
5,391 RxSight, Inc.* 46,848
25,913 TransMedics Group, Inc.* 3,471,694
10,432 Varex Imaging Corp.* 145,422
13,277,722
Health Care Providers & Services – 1.3%
30,888 Accendra Health, Inc.* 68,262
43,197 Castle Biosciences, Inc.* 1,701,530
238,330 Enhabit, Inc.* 2,533,448
27,596 Fulgent Genetics, Inc.* 723,015
5,046 GeneDx Holdings Corp.* 485,728
6,325 Guardant Health, Inc.* 721,303
6,622 HealthEquity, Inc.* 567,307
123,341 LifeStance Health Group, Inc.* 872,021
16,543 Nano-X Imaging Ltd. (Israel)*
(b)
45,162
135,455 NeoGenomics, Inc.* 1,633,587
1,911,341 OPKO Health, Inc.* 2,408,290
1,631 US Physical Therapy, Inc. 136,792
119,011 Viemed Healthcare, Inc.* 912,814
12,809,259
Health Care REITs – 1.6%
83,997 American Healthcare REIT, Inc.
REIT 3,940,299
64,926 Community Healthcare Trust,
Inc. REIT 1,121,921
46,652 Global Medical REIT, Inc. REIT 1,611,360
49,194 LTC Properties, Inc. REIT 1,794,105
326,602 Sabra Health Care REIT, Inc.
REIT 6,117,256
14,584,941
Hotel & Resort REITs – 1.9%
497,437 Apple Hospitality REIT, Inc.
REIT 5,790,167
457,419 Chatham Lodging Trust REIT 3,252,249
383,709 RLJ Lodging Trust REIT 2,850,958
257,203 Summit Hotel Properties, Inc.
REIT 1,136,837
14,253 Sunstone Hotel Investors, Inc.
REIT 124,999

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotel & Resort REITs – (continued)
314,302 Xenia Hotels & Resorts, Inc.
REIT $ 4,635,955
17,791,165
Hotels, Restaurants & Leisure – 0.8%
33,318 Bloomin' Brands, Inc. 199,908
323,575 Brightstar Lottery PLC 4,685,366
248,540 Portillo's, Inc., Class A* 1,404,251
85,052 Super Group SGHC Ltd.
(Guernsey) 805,442
7,094,967
Household Durables – 1.7%
88,819 Century Communities, Inc. 5,593,821
66,458 Dream Finders Homes, Inc.,
Class A* 1,222,163
56,155 La-Z-Boy, Inc. 2,044,603
4,525 Legacy Housing Corp.* 93,894
18,894 LGI Homes, Inc.* 946,778
16,309 M/I Homes, Inc.* 2,180,513
51,163 Meritage Homes Corp. 3,556,340
15,638,112
Household Products – 0.3%
2,134 Central Garden & Pet Co., Class
A* 65,450
125,928 Energizer Holdings, Inc. 2,749,008
2,814,458
Independent Power and Renewable Electricity Producers – 1.1%
82,741 Ormat Technologies, Inc. 10,337,661
Insurance – 2.3%
72,387 AMERISAFE, Inc. 2,722,475
42,810 CNO Financial Group, Inc. 1,800,161
2,434 Employers Holdings, Inc. 106,171
12,732 Greenlight Capital Re Ltd., Class
A* 176,593
7,579 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 210,317
2,565 Investors Title Co. 665,412
225,144 Octave Specialty Group, Inc.* 1,276,566
71,016 Safety Insurance Group, Inc. 5,588,959
74,288 Stewart Information Services
Corp. 5,009,240
56,394 Tiptree, Inc. 1,008,325
84,739 Universal Insurance Holdings,
Inc. 2,580,303
21,144,522
IT Services – 0.4%
9,818 Applied Digital Corp.* 332,634
130,426 BigBear.ai Holdings, Inc.*
(b)
657,347
264,540 Fastly, Inc., Class A* 2,446,995
76,376 Rackspace Technology, Inc.* 46,712
3,483,688
Leisure Products – 0.9%
233,979 Callaway Golf Co.* 3,357,599
22,076 JAKKS Pacific, Inc. 403,329
8,113 Malibu Boats, Inc., Class A* 263,672
122,038 MasterCraft Boat Holdings, Inc.* 2,627,478
Shares Description Value
Common Stocks – (continued)
Leisure Products – (continued)
127,306 Smith & Wesson Brands, Inc. $ 1,390,181
8,042,259
Life Sciences Tools & Services – 0.6%
90,808 Adaptive Biotechnologies Corp.* 1,679,948
515,248 Cytek Biosciences, Inc.* 2,576,240
240,771 Maravai LifeSciences Holdings,
Inc., Class A* 808,991
2,023 OmniAb, Inc. 12.5 Earnout*
(a)
—
2,023 OmniAb, Inc. 15.00 Earnout*
(a)
—
5,065,179
Machinery – 1.5%
67,654 Aebi Schmidt Holding AG
(Switzerland) 990,454
1,840 ESCO Technologies, Inc. 419,833
5,426 Gencor Industries, Inc.* 77,809
13,066 Hyster-Yale, Inc. 437,058
131,466 Kennametal, Inc. 4,521,116
7,446 Luxfer Holdings PLC (United
Kingdom) 112,732
113,961 Manitowoc Co., Inc. (The)* 1,472,376
156,016 Microvast Holdings, Inc.* 408,762
60,934 Miller Industries, Inc. 2,496,466
87,273 Palladyne AI Corp.*
(b)
569,020
42,684 Proto Labs, Inc.* 2,247,313
13,752,939
Marine Transportation – 1.0%
22,939 Costamare Bulkers Holdings Ltd.
(Monaco)* 379,182
254,516 Costamare, Inc. (Monaco) 4,270,779
149,465 Pangaea Logistics Solutions Ltd. 1,267,463
597,078 Safe Bulkers, Inc. (Monaco) 3,409,315
9,326,739
Media – 1.2%
72,256 AMC Networks, Inc., Class A* 557,094
33,971 Cable One, Inc. 2,751,311
38,106 EchoStar Corp., Class A* 4,314,361
32,427 Entravision Communications
Corp., Class A 97,605
296,375 EW Scripps Co. (The), Class A* 992,856
348,632 Gray Media, Inc. 1,572,331
76,747 iHeartMedia, Inc., Class A* 248,660
30,997 PubMatic, Inc., Class A* 225,038
11,153 Sinclair, Inc. 161,830
10,921,086
Metals & Mining – 2.9%
360,128 Coeur Mining, Inc.* 7,361,016
8,958 Critical Metals Corp. (Austria)*
(b)
117,977
498,494 Hecla Mining Co. 11,226,085
87,591 Ivanhoe Electric, Inc.* 1,496,930
14,104 Materion Corp. 1,950,301
194,625 SSR Mining, Inc. (Canada)* 4,443,289
26,595,598
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
253,431 BrightSpire Capital, Inc. REIT 1,515,517
227,790 Invesco Mortgage Capital, Inc.
REIT 1,956,716

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
318,181 Ladder Capital Corp. REIT $ 3,490,446
10,222 MFA Financial, Inc. REIT 98,540
6,901 Nexpoint Real Estate Finance,
Inc. REIT 101,928
244,609 Orchid Island Capital, Inc. REIT 1,907,950
97,861 Ready Capital Corp. REIT 208,444
373,333 TPG RE Finance Trust, Inc.
REIT 3,371,197
12,650,738
Multi-Utilities – 0.4%
22,806 Avista Corp. 941,660
41,188 Black Hills Corp. 3,005,900
3,947,560
Office REITs – 0.8%
952,664 Brandywine Realty Trust REIT 2,696,039
436,190 Douglas Emmett, Inc. REIT 4,606,166
7,302,205
Oil, Gas & Consumable Fuels – 4.5%
13,908 California Resources Corp. 744,078
258,632 Clean Energy Fuels Corp.* 568,990
29,516 Core Natural Resources, Inc. 2,815,236
75,324 Crescent Energy Co., Class A 735,915
213,764 DHT Holdings, Inc. 3,063,238
136,434 Diversified Energy Co. 1,826,851
144,818 Encore Energy Corp.
(Canada)*
(b)
460,521
85,565 Energy Fuels, Inc.*
(b)
1,920,079
145,953 Golar LNG Ltd. (Cameroon) 5,924,232
81,495 Granite Ridge Resources, Inc. 409,105
172,457 Magnolia Oil & Gas Corp.,
Class A 4,399,378
912,448 Nordic American Tankers Ltd. 3,795,784
55,703 Par Pacific Holdings, Inc.* 2,102,231
36,848 PBF Energy, Inc., Class A 1,232,934
72,186 Peabody Energy Corp. 2,545,278
17,190 REX American Resources Corp.* 581,194
25,038 Scorpio Tankers, Inc. (Monaco) 1,592,918
465,666 SFL Corp. Ltd. (Norway) 4,125,801
128,689 SM Energy Co. 2,505,575
165,755 VAALCO Energy, Inc. 851,981
42,201,319
Passenger Airlines – 1.5%
33,233 Allegiant Travel Co.* 2,945,441
998,761 JetBlue Airways Corp.* 4,863,966
70,396 SkyWest, Inc.* 6,794,622
11,366 Sun Country Airlines Holdings,
Inc.* 199,360
14,803,389
Personal Care Products – 0.1%
28,175 Herbalife Ltd.* 485,737
Pharmaceuticals – 1.6%
199,001 Aclaris Therapeutics, Inc.* 698,494
8,198 Alumis, Inc.* 200,933
126,503 Amneal Pharmaceuticals, Inc.* 1,730,561
70,993 Arvinas, Inc.* 949,886
63,574 Atea Pharmaceuticals, Inc.* 269,554
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
13,880 BioAge Labs, Inc.* $ 263,581
11,363 EyePoint, Inc.* 153,628
8,179 Ligand Pharmaceuticals, Inc.* 1,571,186
11,357 MBX Biosciences, Inc.* 418,506
25,504 Rapport Therapeutics, Inc.* 678,661
74,235 Septerna, Inc.* 1,732,645
41,463 Supernus Pharmaceuticals, Inc.* 1,996,858
118,027 Terns Pharmaceuticals, Inc.* 4,083,734
43,835 Third Harmonic Bio, Inc.*
(a)
—
14,748,227
Professional Services – 0.9%
1,809,991 Alight, Inc., Class A 2,769,286
529,145 Conduent, Inc.* 735,511
36,694 ICF International, Inc. 3,421,715
48,876 Legalzoom.com, Inc.* 434,508
57,301 Verra Mobility Corp.* 1,105,909
8,466,929
Real Estate Management & Development – 0.7%
156,766 Douglas Elliman, Inc.* 423,268
32,351 Forestar Group, Inc.* 841,773
53,348 FRP Holdings, Inc.* 1,275,551
364,770 Kennedy-Wilson Holdings, Inc. 3,592,984
6,133,576
Residential REITs – 0.9%
167,254 NexPoint Residential Trust, Inc.
REIT 5,054,416
215,133 Veris Residential, Inc. REIT 3,267,870
8,322,286
Retail REITs – 2.2%
37,043 Acadia Realty Trust REIT 741,230
23,799 FrontView REIT, Inc. REIT 390,542
206,843 Kite Realty Group Trust REIT 4,858,742
122,142 Macerich Co. (The) REIT 2,312,148
46,376 NETSTREIT Corp. REIT 873,724
149,196 Phillips Edison & Co., Inc. REIT 5,405,371
302,471 Urban Edge Properties REIT 5,877,012
81,419 Whitestone REIT 1,159,407
21,618,176
Semiconductors & Semiconductor Equipment – 1.6%
36,346 ACM Research, Inc., Class A* 2,112,430
35,641 Alpha & Omega Semiconductor
Ltd.* 787,666
18,026 Axcelis Technologies, Inc.* 1,587,550
110,857 Diodes, Inc.* 6,561,626
190,824 MaxLinear, Inc.* 3,310,796
6,702 Silicon Laboratories, Inc.* 954,700
15,314,768
Software – 2.6%
4,751 Agilysys, Inc.* 412,149
160,840 Arteris, Inc.* 2,414,208
120,941 Cerence, Inc.* 1,370,262
118,735 Cipher Mining, Inc.* 1,895,011
211,033 Cleanspark, Inc.* 2,498,631
91,342 Consensus Cloud Solutions, Inc.* 1,951,065
29,343 Core Scientific, Inc.* 527,881
21,623 Digital Turbine, Inc.* 112,872

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Software – (continued)
56,693 Hut 8 Corp. (Canada)* $ 3,165,170
196,011 MARA Holdings, Inc.* 1,862,105
70,421 Mitek Systems, Inc.* 705,618
42,490 N-able, Inc.* 257,914
110,029 OneSpan, Inc. 1,296,142
9,118 Pagaya Technologies Ltd., Class
A* 176,798
237,075 Riot Platforms, Inc.* 3,667,550
36,131 Terawulf, Inc.* 483,072
24,099 Xperi, Inc.* 136,400
112,290 Zeta Global Holdings Corp.,
Class A* 2,086,348
25,019,196
Specialized REITs – 0.8%
72,113 Four Corners Property Trust, Inc.
REIT 1,777,585
169,302 Smartstop Self Storage REIT,
Inc. REIT 5,322,855
7,100,440
Specialty Retail – 2.8%
308,600 American Eagle Outfitters, Inc. 7,193,466
3,413 Boot Barn Holdings, Inc.* 609,152
25,237 Citi Trends, Inc.* 1,088,977
79,209 Designer Brands, Inc., Class A
(b)
502,185
123,936 Haverty Furniture Cos., Inc. 3,138,059
38,021 OneWater Marine, Inc., Class A* 504,919
132,541 Petco Health & Wellness Co.,
Inc.* 356,535
6,252 Revolve Group, Inc.* 172,868
21,691 Sally Beauty Holdings, Inc.* 330,137
129,882 Shoe Carnival, Inc. 2,475,551
279,699 Stitch Fix, Inc., Class A* 1,342,555
26,935 Victoria's Secret & Co.* 1,468,227
7,435 Winmark Corp. 3,350,880
114,101 Zumiez, Inc.* 2,808,026
25,341,537
Technology Hardware, Storage & Peripherals – 0.1%
107,451 Corsair Gaming, Inc.* 548,000
96,504 Eastman Kodak Co.* 706,409
3,497 IonQ, Inc.* 139,810
1,394,219
Textiles, Apparel & Luxury Goods – 1.3%
101,457 G-III Apparel Group Ltd. 2,977,763
144,751 Movado Group, Inc. 3,300,323
132,825 Steven Madden Ltd. 5,828,361
12,106,447
Trading Companies & Distributors – 1.5%
97,966 Custom Truck One Source, Inc.* 619,145
389,496 DNOW, Inc.* 5,916,444
10,981 GATX Corp. 1,997,554
176,827 NPK International, Inc.* 2,441,981
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
32,751 Rush Enterprises, Inc., Class A $ 2,102,287
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
13,037 Titan Machinery, Inc.* $ 212,112
13,289,523
Water Utilities – 0.2%
22,413 Middlesex Water Co. 1,173,993
20,083 York Water Co. (The) 674,387
1,848,380
Wireless Telecommunication Services – 0.2%
112,665 Spok Holdings, Inc. 1,551,397
TOTAL COMMON STOCKS
(Cost $768,535,832)
909,854,444
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,301,933 3.590% 4,301,933
(Cost $4,301,933)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $772,837,765)
914,156,377
a
Securities Lending Reinvestment Vehicle – 0.4%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,788,140 3.590% 3,788,140
(Cost $3,788,140)
TOTAL INVESTMENTS – 98.8%
(Cost $776,625,905)
$ 917,944,517
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
10,928,606
NET ASSETS – 100.0%
$ 928,873,123
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 127 03/20/26 $ 16,666,210 $ (178,527)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.3%
Aerospace & Defense – 3.4%
61,594 General Electric Co. $ 18,896,423
94,969 RTX Corp. 19,082,121
30,008 Textron, Inc. 2,642,505
40,621,049
Automobile Components – 0.7%
132,291 BorgWarner, Inc. 6,271,916
83,451 Gentex Corp. 1,920,208
8,192,124
Automobiles – 2.0%
56,196 Tesla, Inc.* 24,187,320
Banks – 4.6%
352,611 Bank of America Corp. 18,758,905
138,707 Citigroup, Inc. 16,049,787
11,790 Citizens Financial Group, Inc. 742,534
63,221 JPMorgan Chase & Co. 19,338,672
54,889,898
Beverages – 1.5%
245,015 Coca-Cola Co. (The) 18,329,572
Biotechnology – 1.6%
27,652 AbbVie, Inc. 6,166,673
17,431 Regeneron Pharmaceuticals, Inc. 12,924,215
20,157 Viking Therapeutics, Inc.* 585,359
19,676,247
Broadline Retail – 4.9%
236,457 Amazon.com, Inc.* 56,584,160
21,106 Macy’s, Inc. 422,542
19,237 Ollie's Bargain Outlet Holdings,
Inc.* 2,122,034
59,128,736
Building Products – 0.4%
79,273 Carrier Global Corp. 4,723,085
Capital Markets – 2.6%
8,915 Bank of New York Mellon Corp.
(The) 1,069,087
52,425 CME Group, Inc. 15,153,970
2,048 Coinbase Global, Inc., Class A* 398,828
5,912 Evercore, Inc., Class A 2,088,532
4,401 MarketAxess Holdings, Inc. 744,781
64,276 Morgan Stanley 11,749,653
1,727 Stifel Financial Corp. 212,939
31,417,790
Chemicals – 0.8%
83,253 Axalta Coating Systems Ltd.* 2,795,636
18,353 Corteva, Inc. 1,336,098
10,879 Linde PLC 4,971,377
9,103,111
Commercial Services & Supplies – 0.4%
3,015 Clean Harbors, Inc.* 783,629
10,413 Republic Services, Inc. 2,239,732
10,511 Waste Connections, Inc. 1,761,643
4,785,004
Communications Equipment – 0.3%
7,445 Motorola Solutions, Inc. 2,996,910
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – 0.4%
1,618 Comfort Systems USA, Inc. $ 1,847,918
9,233 Everus Construction Group,
Inc.* 817,028
8,007 MasTec, Inc.* 1,925,523
4,590,469
Construction Materials – 0.2%
8,443 Vulcan Materials Co. 2,537,459
Consumer Finance – 1.9%
18,341 American Express Co. 6,459,150
70,640 OneMain Holdings, Inc. 4,629,745
158,068 Synchrony Financial 11,480,479
22,569,374
Consumer Staples Distribution & Retail – 1.0%
8,517 Casey's General Stores, Inc. 5,165,561
80,192 Sysco Corp. 6,724,099
11,889,660
Diversified Consumer Services – 1.0%
109,288 Bright Horizons Family
Solutions, Inc.* 10,123,348
8,198 Grand Canyon Education, Inc.* 1,425,140
11,548,488
Energy Equipment & Services – 0.3%
193,904 NOV, Inc. 3,558,138
Financial Services – 5.6%
60,904 Berkshire Hathaway, Inc., Class
B* 29,266,199
39,753 Mastercard, Inc., Class A 21,418,519
49,587 Visa, Inc., Class A 15,958,584
66,643,302
Food Products – 0.7%
131,265 Tyson Foods, Inc., Class A 8,575,543
Ground Transportation – 0.1%
6,005 XPO, Inc.* 889,401
Health Care Equipment & Supplies – 1.5%
122,605 Boston Scientific Corp.* 11,467,246
920 Insulet Corp.* 235,345
66,743 Medtronic PLC 6,871,859
18,574,450
Health Care Providers & Services – 2.0%
8,993 Chemed Corp. 3,841,270
75,199 CVS Health Corp. 5,603,829
29,518 Quest Diagnostics, Inc. 5,520,752
7,710 UnitedHealth Group, Inc. 2,212,230
35,361 Universal Health Services, Inc.,
Class B 7,116,755
24,294,836
Health Care REITs – 0.0%
7,149 Alexandria Real Estate Equities,
Inc. REIT 390,621
Hotels, Restaurants & Leisure – 3.1%
16,314 Airbnb, Inc., Class A* 2,110,542
46,582 Aramark 1,792,941
34,270 Dutch Bros, Inc., Class A* 1,863,945

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
46,270 Expedia Group, Inc. $ 12,254,147
2,968 McDonald's Corp. 934,920
31,105 Royal Caribbean Cruises Ltd. 10,098,238
53,264 Viking Holdings Ltd.* 3,842,998
28,210 Yum! Brands, Inc. 4,386,655
37,284,386
Household Durables – 0.1%
191 NVR, Inc.* 1,458,425
Insurance – 1.3%
7,849 Erie Indemnity Co., Class A 2,221,345
95,353 Loews Corp. 10,066,416
40,795 MetLife, Inc. 3,217,910
15,505,671
Interactive Media & Services – 7.8%
174,809 Alphabet, Inc., Class C 59,178,091
43,629 Meta Platforms, Inc., Class A 31,260,179
19,824 Reddit, Inc., Class A* 3,573,672
94,011,942
IT Services – 0.6%
25,666 International Business Machines
Corp. 7,871,762
Leisure Products – 0.1%
63,628 Mattel, Inc.* 1,329,189
Life Sciences Tools & Services – 0.8%
5,364 Medpace Holdings, Inc.* 3,124,423
3,679 Mettler-Toledo International,
Inc.* 5,052,150
7,438 West Pharmaceutical Services,
Inc. 1,719,070
9,895,643
Machinery – 1.9%
31,459 Illinois Tool Works, Inc. 8,218,978
98,900 Mueller Industries, Inc. 13,464,246
12,178 Otis Worldwide Corp. 1,040,245
22,723,469
Marine Transportation – 1.0%
104,918 Kirby Corp.* 12,344,652
Media – 0.9%
126,976 Fox Corp., Class A 9,241,313
24,857 Fox Corp., Class B 1,629,874
10,871,187
Metals & Mining – 0.1%
6,936 Southern Copper Corp. (Mexico) 1,320,060
Oil, Gas & Consumable Fuels – 1.6%
58,528 Antero Resources Corp.* 2,128,663
38,110 APA Corp. 1,006,485
67,673 Chevron Corp. 11,971,354
39,302 ConocoPhillips 4,096,448
3,197 Marathon Petroleum Corp. 563,279
19,766,229
Passenger Airlines – 0.1%
9,101 Delta Air Lines, Inc. 599,665
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – 3.6%
44,115 Bristol-Myers Squibb Co. $ 2,428,531
15,000 Eli Lilly & Co. 15,557,250
108,376 Johnson & Johnson 24,628,446
6,381 Zoetis, Inc. 796,476
43,410,703
Professional Services – 0.8%
3,271 CACI International, Inc., Class
A* 2,029,917
18,966 Equifax, Inc. 3,819,753
37,790 SS&C Technologies Holdings,
Inc. 3,094,623
8,944,293
Residential REITs – 1.5%
79,148 Camden Property Trust REIT 8,631,089
358,841 Invitation Homes, Inc. REIT 9,591,820
18,222,909
Semiconductors & Semiconductor Equipment – 13.0%
24,165 Allegro MicroSystems, Inc.
(Japan)* 891,930
116,123 Broadcom, Inc. 38,471,550
4,214 First Solar, Inc.* 950,341
23,569 Microchip Technology, Inc. 1,789,358
519,004 NVIDIA Corp. 99,197,235
68,265 Texas Instruments, Inc. 14,714,521
156,014,935
Software – 11.5%
73,888 Dolby Laboratories, Inc., Class A 4,742,871
3,128 Fair Isaac Corp.* 4,576,796
122,834 Fortinet, Inc.* 9,981,491
9,724 Intuit, Inc. 4,851,498
177,085 Microsoft Corp. 76,197,905
74,874 Oracle Corp. 12,322,763
89,029 Palantir Technologies, Inc., Class
A* 13,050,761
49,947 Palo Alto Networks, Inc.* 8,839,120
6,174 Roper Technologies, Inc. 2,291,974
54,999 Samsara, Inc., Class A* 1,542,722
138,397,901
Specialized REITs – 0.0%
2,328 SBA Communications Corp.
REIT 428,608
Specialty Retail – 1.4%
1,479 Carvana Co.* 593,242
19,449 Chewy, Inc., Class A* 566,160
104,259 TJX Cos., Inc. (The) 15,619,041
16,778,443
Technology Hardware, Storage & Peripherals – 8.0%
346,385 Apple, Inc. 89,879,980
5,984 Sandisk Corp.* 3,448,280
9,974 Western Digital Corp. 2,495,794
95,824,054
Textiles, Apparel & Luxury Goods – 0.2%
34,626 Birkenstock Holding PLC
(Germany)* 1,307,478

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
6,190 Crocs, Inc.* $ 519,465
1,826,943
Trading Companies & Distributors – 0.3%
8,324 Watsco, Inc. 3,216,810
Wireless Telecommunication Services – 0.7%
41,386 T-Mobile US, Inc. 8,161,733
TOTAL COMMON STOCKS
(Cost $805,038,912)
1,180,322,199
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,400,517 3.590% $ 1,400,517
(Cost $1,400,517)
TOTAL INVESTMENTS – 98.4%
(Cost $806,439,429)
$ 1,181,722,716
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
19,793,520
NET ASSETS – 100.0%
$ 1,201,516,236
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 44 03/20/26 $ 15,324,650 $ (15,300)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
January 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2026:
(a)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,073,011 $ — $ —
North America 1,576,424,122 — —
Oceania 353,556 — —
Investment Company 4,637,454 — —
Total
$ 1,582,488,143 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 213,751 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,056,957 $ — $ —
Europe 111,165 — —
North America 628,591,494 — —
Oceania 1,618,353 — —
Investment Company 3,823,609 — —
Total
$ 636,201,578 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 28,890 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,609,775 $ — $ —
Asia 5,407,737 — —
Europe 9,546,441 — —
North America 559,963,028 — —
South America 1,610,505 — —
Investment Company 4,578,870 — —
Securities Lending Reinvestment Vehicle 3,084,342 — —
Total
$ 586,800,698 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Derivative Type
Liabilities
Futures Contracts
(b)
$ (184,850) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,202,983 $ — $ —
Europe 1,790,622 — —
North America 221,168,216 — —
Oceania 73,397 — —
South America 325,035 — —
Investment Company 2,760,902 — —
Securities Lending Reinvestment Vehicle 1,674,224 — —
Total
$ 230,995,379 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (106,880) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 5,924,232 $ — $ —
Asia 400,985 — —
Europe 20,828,799 — —
North America 881,018,767 — —
South America 1,681,661 — —
Investment Company 4,301,933 — —
Securities Lending Reinvestment Vehicle 3,788,140 — —
Total
$ 917,944,517 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (178,527) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 891,930 $ — $ —
Europe 1,307,478 — —
North America 1,178,122,791 — —
Investment Company 1,400,517 — —
Total
$ 1,181,722,716 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (15,300) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)